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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 3 of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the quarter ended August 31, 2005. These 3 series have a May 31 fiscal year end.
Date of reporting period:	August 31, 2005

Item 1 – Schedule of Investments

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 11.2%
Auto Components 0.2%
Cooper Tire & Rubber Co.	4,207	$71,098
Dana Corp.	9,882	133,012
Delphi Corp.	36,907	204,834
Goodyear Tire & Rubber Co. *	11,571	194,393
Johnson Controls, Inc.	12,630	757,547
Visteon Corp.	8,463	83,614

		1,444,498

Automobiles 0.5%
Ford Motor Co.	121,032	1,206,689
General Motors Corp.	37,189	1,271,492
Harley-Davidson, Inc.	18,721	922,196

		3,400,377

Distributors 0.1%
Genuine Parts Co.	11,473	525,693

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	10,751	845,674
H&R Block, Inc.	21,736	585,785

		1,431,459

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	34,657	1,709,976
Darden Restaurants, Inc.	9,582	300,971
Harrah's Entertainment, Inc.	11,945	830,894
Hilton Hotels Corp.	25,113	581,868
International Game Technology	22,608	626,694
Marriott International, Inc., Class A	13,053	825,080
McDonald's Corp.	83,357	2,704,935
Starbucks Corp. *	25,635	1,257,140
Starwood Hotels & Resorts Worldwide, Inc., Class B	14,213	828,618
Wendy's International, Inc.	7,559	356,331
Yum! Brands, Inc.	19,055	902,826

		10,925,333

Household Durables 0.7%
Black & Decker Corp.	5,263	448,934
Centex Corp.	8,413	569,981
D.R. Horton, Inc.	17,867	659,650
Fortune Brands, Inc.	9,565	831,964
KB Home	5,479	406,323
Leggett & Platt, Inc.	12,471	301,923
Maytag Corp.	5,241	99,055
Newell Rubbermaid, Inc.	18,105	424,200
Pulte Homes, Inc.	7,803	672,618
Snap-On, Inc.	3,801	134,935
Stanley Works	4,955	226,691
Whirlpool Corp.	4,399	334,544

		5,110,818

Internet & Catalog Retail 0.4%
eBay, Inc. *	79,893	3,234,867

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,383	280,852
Eastman Kodak Co.	18,882	460,155
Hasbro, Inc.	11,023	228,176
[1]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products continued
Mattel, Inc.	27,071	$488,090

		1,457,273

Media 3.6%
Clear Channel Communications, Inc.	33,535	1,116,716
Comcast Corp., Class A *	145,045	4,460,134
Dow Jones & Co., Inc.	4,665	190,565
Gannett Co., Inc.	16,335	1,187,881
Interpublic Group of Cos. *	27,812	337,360
Knight Ridder, Inc.	4,564	292,461
McGraw-Hill Cos	24,636	1,187,948
Meredith Corp.	2,956	145,140
New York Times Co., Class A	9,572	305,634
News Corp., Class A	189,686	3,074,810
Omnicom Group, Inc.	12,060	970,106
Time Warner, Inc.	308,159	5,522,209
Tribune Co.	19,600	736,372
Univision Communications, Inc., Class A *	19,118	514,274
Viacom, Inc., Class B	106,034	3,604,096
Walt Disney Co.	134,248	3,381,707

		27,027,413

Multi-line Retail 1.1%
Big Lots, Inc. *	7,477	88,303
Dillard's, Inc., Class A	4,709	105,999
Dollar General Corp.	19,844	378,227
Family Dollar Stores, Inc.	10,966	218,004
Federated Department Stores, Inc.	17,342	1,196,277
J.C. Penney Co., Inc.	17,316	842,077
Kohl's Corp. *	21,455	1,125,315
Nordstrom, Inc.	16,166	542,854
Sears Holdings Corp. *	6,724	913,523
Target Corp.	58,096	3,122,660

		8,533,239

Specialty Retail 2.3%
AutoNation, Inc. *	14,684	305,574
AutoZone, Inc. *	4,318	408,051
Bed Bath & Beyond, Inc. *	19,429	787,846
Best Buy Co., Inc.	29,451	1,403,635
Circuit City Stores, Inc.	12,579	212,459
Gap, Inc.	49,835	947,363
Home Depot, Inc.	141,156	5,691,410
Limited Brands, Inc.	25,004	549,588
Lowe's Companies, Inc.	50,802	3,267,077
Office Depot, Inc. *	20,772	623,160
OfficeMax, Inc.	4,646	137,289
RadioShack Corp.	8,922	223,585
Sherwin-Williams Co.	8,232	381,636
Staples, Inc.	48,444	1,063,830
Tiffany & Co.	9,450	353,619
TJX Companies, Inc.	30,938	646,914

		17,003,036

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	24,802	823,178
Jones Apparel Group, Inc.	7,933	223,552
[2]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods continued
Liz Claiborne, Inc.	7,139	$292,913
Nike, Inc., Class B	15,021	1,185,307
Reebok International, Ltd.	3,689	207,691
VF Corp.	6,576	390,023

		3,122,664

CONSUMER STAPLES 10.0%
Beverages 2.3%
Anheuser-Busch Companies, Inc.	51,059	2,262,424
Brown-Forman Corp., Class B	5,928	335,702
Coca-Cola Co.	148,848	6,549,312
Coca-Cola Enterprises, Inc.	23,205	518,632
Constellation Brands, Inc., Class A *	12,869	354,155
Molson Coors Brewing Co., Class B	5,162	330,936
Pepsi Bottling Group, Inc.	12,888	379,938
PepsiCo, Inc.	110,129	6,040,576

		16,771,675

Food & Staples Retailing 2.7%
Albertsons, Inc.	24,224	487,629
Costco Wholesale Corp.	31,414	1,364,624
CVS Corp.	53,274	1,564,657
Kroger Co. *	47,928	946,099
Safeway, Inc.	29,476	699,465
SUPERVALU, Inc.	8,950	311,460
SYSCO Corp.	41,633	1,389,710
Wal-Mart Stores, Inc.	220,028	9,892,459
Walgreen Co.	67,239	3,115,183

		19,771,286

Food Products 1.2%
Archer-Daniels-Midland Co.	41,022	923,405
Campbell Soup Co.	21,354	627,808
ConAgra Foods, Inc.	34,060	777,590
General Mills, Inc.	24,313	1,121,315
H.J. Heinz Co.	23,022	826,950
Hershey Co.	14,300	844,987
Kellogg Co.	22,993	1,042,273
McCormick & Co., Inc.	8,892	301,528
Sara Lee Corp.	51,777	983,763
Tyson Foods, Inc., Class A	16,511	293,565
Wm. Wrigley Jr. Co.	12,878	914,982

		8,658,166

Household Products 1.8%
Clorox Co.	10,138	583,645
Colgate-Palmolive Co.	34,407	1,806,368
Kimberly-Clark Corp.	31,464	1,960,836
Procter & Gamble Co.	162,741	9,028,871

		13,379,720

Personal Products 0.6%
Alberto-Culver Co.	5,620	241,379
Avon Products, Inc.	31,042	1,018,798
Gillette Co.	65,609	3,534,357

		4,794,534

[3]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.4%
Altria Group, Inc.	136,198	$9,629,199
Reynolds American, Inc.	7,657	642,729
UST, Inc.	10,872	462,712

		10,734,640

ENERGY 9.5%
Energy Equipment & Services 1.6%
Baker Hughes, Inc.	22,281	1,309,009
BJ Services Co.	10,649	671,739
Halliburton Co.	33,261	2,061,184
Nabors Industries, Ltd. *	9,782	655,394
National Oilwell Varco, Inc. *	11,315	726,536
Noble Corp.	8,934	636,994
Rowan Companies, Inc.	7,121	264,901
Schlumberger, Ltd.	38,748	3,341,240
Transocean, Inc. *	21,446	1,266,172
Weatherford International, Ltd. *	9,099	616,093

		11,549,262

Oil, Gas & Consumable Fuels 7.9%
Amerada Hess Corp.	5,646	717,607
Anadarko Petroleum Corp.	15,502	1,408,667
Apache Corp.	21,584	1,545,846
Burlington Resources, Inc.	25,352	1,870,724
Chevron Corp.	149,037	9,150,872
ConocoPhillips	91,566	6,037,862
Devon Energy Corp.	31,156	1,893,350
El Paso Corp.	42,390	491,724
EOG Resources, Inc.	15,734	1,004,301
Exxon Mobil Corp.	418,648	25,077,015
Kerr-McGee Corp.	7,661	674,398
Kinder Morgan, Inc.	7,137	681,369
Marathon Oil Corp.	24,031	1,545,434
Murphy Oil Corp.	10,795	589,947
Occidental Petroleum Corp.	26,191	2,174,639
Sunoco, Inc.	9,054	658,226
Valero Energy Corp.	16,884	1,798,146
Williams Cos	37,541	842,420
XTO Energy, Inc.	23,737	944,732

		59,107,279

FINANCIALS 19.6%
Capital Markets 2.8%
Bank of New York Co.	51,194	1,565,001
Bear Stearns Cos	7,476	751,338
Charles Schwab Corp.	74,938	1,013,911
E*TRADE Financial Corp. *	24,234	387,744
Federated Investors, Inc., Class B	6,239	193,783
Franklin Resources, Inc.	13,032	1,048,294
Goldman Sachs Group, Inc.	29,061	3,231,002
Janus Capital Group, Inc.	14,920	210,820
Lehman Brothers Holdings, Inc.	18,191	1,922,061
Mellon Financial Corp.	27,832	903,148
Merrill Lynch & Co., Inc.	62,172	3,553,752
Morgan Stanley	72,053	3,665,336
Northern Trust Corp.	13,372	666,460
[4]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
State Street Corp.	21,767	$1,051,999
T. Rowe Price Group, Inc.	8,135	512,505

		20,677,154

Commercial Banks 5.5%
AmSouth Bancorp, Inc.	23,213	610,966
Bank of America Corp.	264,482	11,380,660
BB&T Corp.	35,931	1,457,721
Comerica, Inc.	11,101	671,500
Compass Bancshares, Inc.	8,150	381,502
Fifth Third Bancorp	34,312	1,420,860
First Horizon National Corp.	8,164	319,049
Huntington Bancshares, Inc.	15,277	366,495
KeyCorp	26,811	887,980
M&T Bank Corp.	6,429	685,460
Marshall & Ilsley Corp.	14,004	612,955
National City Corp.	39,080	1,431,500
North Fork Bancorp, Inc.	31,410	863,461
PNC Financial Services Group, Inc.	18,646	1,048,465
Regions Financial Corp.	30,509	998,254
SunTrust Banks, Inc.	22,346	1,570,477
Synovus Financial Corp.	20,460	588,634
U.S. Bancorp	120,533	3,521,974
Wachovia Corp. °	103,675	5,144,354
Wells Fargo & Co.	110,969	6,615,972
Zions Bancorp	5,898	412,034

		40,990,273

Consumer Finance 1.3%
American Express Co.	77,021	4,254,640
Capital One Financial Corp.	16,580	1,363,539
MBNA Corp.	83,369	2,100,899
Providian Financial Corp. *	19,351	359,929
SLM Corp.	27,591	1,372,652

		9,451,659

Diversified Financial Services 3.4%
CIT Group, Inc.	13,842	626,766
Citigroup, Inc.	342,126	14,974,855
JPMorgan Chase & Co.	231,411	7,842,519
Moody's Corp.	18,163	891,985
Principal Financial Group, Inc.	19,320	884,856

		25,220,981

Insurance 4.3%
ACE, Ltd.	18,905	839,571
AFLAC, Inc.	32,995	1,426,044
Allstate Corp.	43,948	2,470,317
Ambac Financial Group, Inc.	7,122	488,427
American International Group, Inc.	170,656	10,102,835
AON Corp.	20,901	625,358
Chubb Corp.	12,847	1,117,175
Cincinnati Financial Corp.	10,961	449,182
Hartford Financial Services Group, Inc.	19,508	1,425,059
Jefferson-Pilot Corp.	8,940	444,586
Lincoln National Corp.	11,424	566,516
Loews Corp.	10,500	920,745
[5]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Marsh & McLennan Cos	35,046	$983,040
MBIA, Inc.	8,905	516,223
MetLife, Inc.	48,228	2,362,208
Progressive Corp.	13,074	1,260,464
Prudential Financial, Inc.	34,330	2,209,822
SAFECO Corp.	8,384	437,142
St. Paul Travelers Companies, Inc.	44,311	1,905,816
Torchmark Corp.	6,848	361,164
UnumProvident Corp.	19,585	378,382
XL Capital, Ltd., Class A	9,215	640,443

		31,930,519

Real Estate 0.7%
Apartment Investment & Management Co., Class A REIT	6,267	250,053
Archstone-Smith Trust REIT	13,077	527,003
Equity Office Properties Trust REIT	26,803	892,540
Equity Residential REIT	18,850	711,965
Plum Creek Timber Co., Inc. REIT	12,098	444,602
Prologis REIT	12,276	534,129
Public Storage, Inc. REIT	6,785	458,123
Simon Property Group, Inc. REIT	14,447	1,098,983
Vornado Realty Trust REIT	7,662	659,085

		5,576,483

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	38,650	1,305,983
Fannie Mae	63,655	3,248,951
Freddie Mac	45,418	2,742,339
Golden West Financial Corp.	18,590	1,133,804
MGIC Investment Corp.	6,207	387,503
Sovereign Bancorp, Inc.	23,983	559,284
Washington Mutual, Inc.	57,693	2,398,875

		11,776,739

HEALTH CARE 13.2%
Biotechnology 1.5%
Amgen, Inc. *	81,384	6,502,581
Applied Biosystems Group - Applera Corp.	12,978	279,027
Biogen Idec, Inc. *	22,665	955,330
Chiron Corp. *	9,739	354,889
Genzyme Corp. *	16,592	1,180,853
Gilead Sciences, Inc. *	29,714	1,277,702
MedImmune, Inc. *	16,295	487,709

		11,038,091

Health Care Equipment & Supplies 2.3%
Bausch & Lomb, Inc.	3,521	266,857
Baxter International, Inc.	40,823	1,646,392
Becton, Dickinson & Co.	16,607	874,026
Biomet, Inc.	16,564	611,046
Boston Scientific Corp. *	49,314	1,325,560
C.R. Bard, Inc.	6,913	444,713
Fisher Scientific International, Inc. *	7,900	509,392
Guidant Corp.	21,374	1,509,859
Hospira, Inc. *	10,396	414,177
Medtronic, Inc.	79,545	4,534,065
Millipore Corp. *	3,285	210,076
[6]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
PerkinElmer, Inc.	8,527	$176,509
St. Jude Medical, Inc. *	23,827	1,093,659
Stryker Corp.	24,656	1,344,985
Thermo Electron Corp. *	10,601	295,768
Waters Corp. *	7,721	351,074
Zimmer Holdings, Inc. *	16,242	1,334,605

		16,942,763

Health Care Providers & Services 2.8%
Aetna, Inc.	19,101	1,521,777
AmerisourceBergen Corp.	6,932	517,612
Cardinal Health, Inc.	28,165	1,678,916
Caremark Rx, Inc. *	29,833	1,394,096
CIGNA Corp.	8,608	992,675
Coventry Health Care, Inc. *	7,062	564,960
Express Scripts, Inc. *	9,756	564,482
HCA, Inc.	27,563	1,358,856
Health Management Associates, Inc.	16,214	394,324
Humana, Inc. *	10,643	512,567
IMS Health, Inc.	14,902	405,334
Laboratory Corp. of America Holdings *	8,853	436,630
Manor Care, Inc.	5,682	224,269
McKesson Corp.	19,414	906,051
Medco Health Solutions, Inc. *	19,827	976,876
Quest Diagnostics, Inc.	11,976	598,561
Tenet Healthcare Corp. *	30,816	375,339
UnitedHealth Group, Inc.	83,270	4,288,405
WellPoint, Inc. *	40,289	2,991,458

		20,703,188

Pharmaceuticals 6.6%
Abbott Laboratories	101,982	4,602,448
Allergan, Inc.	8,578	789,605
Bristol-Myers Squibb Co.	128,523	3,144,958
Eli Lilly & Co.	74,519	4,100,035
Forest Laboratories, Inc. *	22,391	994,160
Johnson & Johnson	195,558	12,396,422
King Pharmaceuticals, Inc. *	15,898	233,701
Merck & Co., Inc.	144,891	4,090,273
Mylan Laboratories, Inc.	14,341	263,731
Pfizer, Inc.	488,992	12,454,626
Schering-Plough Corp.	97,010	2,076,984
Watson Pharmaceuticals, Inc. *	7,245	249,808
Wyeth	88,026	4,030,710

		49,427,461

INDUSTRIALS 10.8%
Aerospace & Defense 2.2%
Boeing Co.	54,344	3,642,135
General Dynamics Corp.	13,178	1,510,067
Goodrich Corp.	7,928	363,261
Honeywell International, Inc.	56,100	2,147,508
L-3 Communications Holdings, Inc.	7,805	639,074
Lockheed Martin Corp.	26,571	1,653,779
Northrop Grumman Corp.	23,615	1,324,565
Raytheon Co.	29,741	1,166,442
[7]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Rockwell Collins, Inc.	11,717	$563,939
United Technologies Corp.	67,321	3,366,050

		16,376,820

Air Freight & Logistics 0.9%
FedEx Corp.	19,866	1,617,887
Ryder System, Inc.	4,231	148,466
United Parcel Service, Inc., Class B	73,258	5,193,259

		6,959,612

Airlines 0.1%
Southwest Airlines Co.	48,513	646,193

Building Products 0.2%
American Standard Companies, Inc.	11,751	535,845
Masco Corp.	28,523	875,086

		1,410,931

Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. *	17,812	142,140
Avery Dennison Corp.	6,683	357,140
Cendant Corp.	69,157	1,406,653
Cintas Corp.	9,846	406,148
Equifax, Inc.	8,537	282,062
Monster Worldwide, Inc. *	7,950	248,358
Pitney Bowes, Inc.	15,128	654,286
R.R. Donnelley & Sons Co.	14,028	524,086
Robert Half International, Inc.	10,488	353,236
Waste Management, Inc.	37,358	1,024,730

		5,398,839

Construction & Engineering 0.1%
Fluor Corp.	5,694	352,516

Electrical Equipment 0.4%
American Power Conversion Corp.	11,926	312,103
Cooper Industries, Inc., Class A	6,106	405,683
Emerson Electric Co.	27,405	1,843,808
Rockwell Automation, Inc.	11,494	598,148

		3,159,742

Industrial Conglomerates 4.2%
3M Co.	50,611	3,600,972
General Electric Co.	697,508	23,443,244
Textron, Inc.	8,876	632,859
Tyco International, Ltd.	132,817	3,696,297

		31,373,372

Machinery 1.4%
Caterpillar, Inc.	44,944	2,493,942
Cummins, Inc.	2,867	247,909
Danaher Corp.	18,098	969,329
Deere & Co.	16,212	1,059,941
Dover Corp.	13,398	545,299
Eaton Corp.	9,911	633,511
Illinois Tool Works, Inc.	17,952	1,512,994
Ingersoll-Rand Co., Ltd., Class A	11,085	882,588
[8]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
ITT Industries, Inc.	6,070	$662,358
Navistar International Corp. *	4,331	138,419
Paccar, Inc.	11,433	801,225
Pall Corp.	8,181	233,977
Parker Hannifin Corp.	7,904	509,334

		10,690,826

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	24,764	1,312,987
CSX Corp. *	14,242	625,651
Norfolk Southern Corp.	26,587	946,763
Union Pacific Corp.	17,296	1,180,798

		4,066,199

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	5,487	352,924

INFORMATION TECHNOLOGY 15.3%
Communications Equipment 2.7%
ADC Telecommunications, Inc. *	7,629	159,751
Andrew Corp. *	10,683	123,175
Avaya, Inc. *	31,373	320,005
Ciena Corp. *	37,916	85,311
Cisco Systems, Inc. *	420,288	7,405,474
Comverse Technology, Inc. *	13,171	339,548
Corning, Inc. *	95,311	1,902,408
JDS Uniphase Corp. *	108,391	172,342
Lucent Technologies, Inc. *	291,353	897,367
Motorola, Inc.	161,273	3,528,653
QUALCOMM, Inc.	107,435	4,266,244
Scientific-Atlanta, Inc.	10,022	383,442
Tellabs, Inc. *	29,482	262,095

		19,845,815

Computers & Peripherals 3.6%
Apple Computer, Inc. *	54,187	2,542,996
Dell, Inc. *	159,225	5,668,410
EMC Corp. *	158,020	2,032,137
Gateway, Inc. *	19,532	59,377
Hewlett-Packard Co.	189,822	5,269,459
International Business Machines Corp.	106,101	8,553,862
Lexmark International, Inc., Class A *	7,808	491,748
NCR Corp. *	12,285	420,393
Network Appliance, Inc. *	24,080	571,659
QLogic Corp. *	5,978	206,600
Sun Microsystems, Inc. *	224,000	851,200

		26,667,841

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	28,437	914,534
Jabil Circuit, Inc. *	12,108	356,459
Molex, Inc.	11,051	295,725
Sanmina-SCI Corp. *	34,564	175,239
Solectron Corp. *	63,938	262,146
Symbol Technologies, Inc.	15,966	146,568
Tektronix, Inc.	5,821	147,097

		2,297,768

[9]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.4%
Yahoo!, Inc. *	86,329	$2,878,209

IT Services 1.0%
Affiliated Computer Services, Inc., Class A *	8,317	432,068
Automatic Data Processing, Inc.	38,364	1,640,061
Computer Sciences Corp. *	12,107	539,367
Convergys Corp. *	9,354	133,014
Electronic Data Systems Corp.	34,124	764,378
First Data Corp.	51,208	2,127,692
Fiserv, Inc. *	12,580	564,465
Paychex, Inc.	23,396	798,505
Sabre Holdings Corp., Class A	8,623	165,389
Unisys Corp. *	22,284	148,189

		7,313,128

Office Electronics 0.1%
Xerox Corp. *	63,016	845,044

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	25,974	539,480
Altera Corp. *	24,438	534,459
Analog Devices, Inc.	24,334	886,974
Applied Materials, Inc.	108,116	1,979,604
Applied Micro Circuits Corp. *	20,159	55,437
Broadcom Corp., Class A *	19,247	837,245
Freescale Semiconductor, Inc., Class B *	26,425	636,314
Intel Corp.	405,973	10,441,626
KLA-Tencor Corp.	12,948	657,240
Linear Technology Corp.	20,124	763,303
LSI Logic Corp. *	25,504	245,859
Maxim Integrated Products, Inc.	21,569	919,918
Micron Technology, Inc. *	40,437	481,605
National Semiconductor Corp.	22,958	572,343
Novellus Systems, Inc. *	9,083	243,515
NVIDIA Corp. *	11,112	340,916
PMC-Sierra, Inc. *	11,863	100,598
Teradyne, Inc. *	12,877	216,334
Texas Instruments, Inc.	109,314	3,572,382
Xilinx, Inc.	23,072	648,092

		24,673,244

Software 3.9%
Adobe Systems, Inc.	32,159	869,579
Autodesk, Inc.	15,034	649,469
BMC Software, Inc. *	14,569	291,380
Citrix Systems, Inc. *	11,132	264,942
Computer Associates International, Inc.	35,002	943,654
Compuware Corp. *	25,548	231,465
Electronic Arts, Inc. *	20,158	1,154,650
Intuit, Inc. *	12,194	558,973
Mercury Interactive Corp. *	5,696	208,872
Microsoft Corp.	660,819	18,106,441
Novell, Inc. *	25,050	164,829
Oracle Corp. *	290,790	3,771,546
Parametric Technology Corp. *	17,865	108,262
[10]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Siebel Systems, Inc. *	33,980	$280,335
Symantec Corp. *	78,382	1,644,454

		29,248,851

MATERIALS 2.8%
Chemicals 1.5%
Air Products & Chemicals, Inc.	15,079	835,377
Ashland, Inc.	4,409	268,023
Dow Chemical Co.	63,218	2,731,018
E.I. DuPont de Nemours & Co.	65,509	2,592,191
Eastman Chemical Co.	5,284	253,473
Ecolab, Inc.	14,444	476,652
Engelhard Corp.	7,933	225,694
Hercules, Inc. *	7,428	94,707
International Flavors & Fragrances, Inc.	5,818	210,030
Monsanto Co.	17,637	1,125,946
PPG Industries, Inc.	11,290	711,044
Praxair, Inc.	21,274	1,027,534
Rohm & Haas Co.	12,691	550,916
Sigma-Aldrich Corp.	4,529	282,610

		11,385,215

Construction Materials 0.1%
Vulcan Materials Co.	6,716	482,545

Containers & Packaging 0.2%
Ball Corp.	7,245	271,760
Bemis Co., Inc.	7,047	184,279
Pactiv Corp. *	9,814	190,490
Sealed Air Corp. *	5,505	279,379
Temple-Inland, Inc.	8,187	315,117

		1,241,025

Metals & Mining 0.6%
Alcoa, Inc.	57,357	1,536,594
Allegheny Technologies, Inc.	5,903	163,041
Freeport-McMoRan Copper & Gold, Inc., Class B	11,817	498,323
Newmont Mining Corp.	29,327	1,160,763
NuCor Corp.	10,535	595,017
Phelps Dodge Corp.	6,372	685,181
United States Steel Corp.	7,510	314,819

		4,953,738

Paper & Forest Products 0.4%
Georgia-Pacific Corp.	17,108	548,996
International Paper Co.	32,258	995,159
Louisiana-Pacific Corp.	7,290	184,364
MeadWestvaco Corp.	12,259	355,143
Weyerhaeuser Co.	16,105	1,047,147

		3,130,809

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.4%
Alltel Corp.	25,034	1,551,858
AT&T Corp.	52,691	1,036,959
BellSouth Corp.	120,419	3,165,815
CenturyTel, Inc.	8,634	309,961
[11]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Citizens Communications Co.	22,399	$305,522
Qwest Communications International, Inc. *	109,970	428,883
SBC Communications, Inc.	217,232	5,230,947
Verizon Communications, Inc.	181,985	5,952,729

		17,982,674

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	192,052	4,979,908

UTILITIES 3.4%
Electric Utilities 1.6%
Allegheny Energy, Inc. *	10,689	322,380
American Electric Power Co., Inc.	25,255	938,981
Cinergy Corp.	13,043	574,414
Edison International	21,427	964,858
Entergy Corp.	13,942	1,044,395
Exelon Corp.	44,006	2,371,483
FirstEnergy Corp.	21,692	1,106,943
FPL Group, Inc.	25,777	1,110,731
Pinnacle West Capital Corp.	6,468	290,607
PPL Corp.	24,958	797,658
Progress Energy, Inc.	16,355	712,915
Southern Co.	48,951	1,683,914

		11,919,279

Gas Utilities 0.0%
Nicor, Inc.	2,903	120,213
Peoples Energy Corp.	2,500	103,925

		224,138

Independent Power Producers & Energy Traders 0.7%
AES Corp. *	42,957	676,143
Calpine Corp. *	35,383	108,626
Constellation Energy Group, Inc.	11,675	685,906
Duke Energy Corp.	60,946	1,766,825
Dynegy, Inc., Class A *	21,833	95,192
TXU Corp.	15,763	1,529,326

		4,862,018

Multi-Utilities 1.1%
Ameren Corp.	13,371	734,469
CenterPoint Energy, Inc.	19,105	271,482
CMS Energy Corp. *	14,388	231,647
Consolidated Edison, Inc.	15,988	749,997
Dominion Resources, Inc. (Virginia)	22,393	1,712,617
DTE Energy Co.	11,455	524,295
Keyspan Corp.	11,374	434,146
NiSource, Inc.	17,878	431,575
PG&E Corp.	24,339	913,199
Public Service Enterprise Group, Inc.	15,700	1,013,435
Sempra Energy	16,845	754,993
TECO Energy, Inc.	13,612	236,985
Xcel Energy, Inc.	26,455	508,994

		8,517,834

Total Common Stocks (cost $558,796,868)		735,955,600

[12]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.0%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 3.41%, 11/10/2005 ƒ +	$500,000	$496,685

	Shares	Value

MUTUAL FUND SHARES 0.9%
Evergreen Institutional Money Market Fund ø	6,464,994	6,464,994

Total Short-Term Investments (cost $6,961,679)		6,961,679

Total Investments (cost $565,758,547) 99.9%		742,917,279
Other Assets and Liabilities 0.1%		1,027,188

Net Assets 100.0%		$743,944,467

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owned shares of Wachovia Corporation with a cost basis of $3,656,443 at August 31, 2005. The Fund earned $52,874 of income from Wachovia Corporation for the period from June 1, 2005 to August 31, 2005.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
+	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

At August 31, 2005, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2005	Unrealized Gain
September 2005	13 S&P 500 Futures	$3,186,550	$3,236,631	$50,081
September 2005	48 E-mini S&P 500 Futures	3,128,593	3,175,496	46,903

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $565,914,616. The gross unrealized appreciation and depreciation on securities based on tax cost was $196,803,061 and $19,800,398, respectively, with a net unrealized appreciation of $177,002,663.

[13]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 14.9%
Auto Components 0.1%
Autoliv, Inc.	2,114	$94,073
BorgWarner, Inc.	2,398	140,187
Gentex Corp.	21,848	374,038
Goodyear Tire & Rubber Co. *	10,486	176,165
Johnson Controls, Inc.	5,058	303,379

		1,087,842

Automobiles 0.2%
Harley-Davidson, Inc.	39,878	1,964,390

Diversified Consumer Services 0.6%
Apollo Group, Inc., Class A *	20,102	1,581,223
Career Education Corp. *	14,390	564,088
Education Management Corp. *	10,411	352,621
H&R Block, Inc.	46,302	1,247,839
ITT Educational Services, Inc.*	6,467	328,782
Laureate Education, Inc. *	6,256	261,814
ServiceMaster Co.	24,915	342,332
Weight Watchers International, Inc. *	5,407	306,090

		4,984,789

Hotels, Restaurants & Leisure 2.0%
Applebee's International, Inc.	11,365	251,280
Boyd Gaming Corp.	5,917	275,318
Brinker International, Inc. *	12,428	461,700
CBRL Group, Inc.	3,182	115,061
Cheesecake Factory, Inc. *	10,938	346,407
Choice Hotels International, Inc.	2,137	131,191
Darden Restaurants, Inc.	21,947	689,355
GTECH Holdings Corp.	16,098	460,081
Harrah's Entertainment, Inc.	15,971	1,110,943
Hilton Hotels Corp.	53,494	1,239,456
International Game Technology	48,159	1,334,968
International Speedway Corp., Class A	549	30,782
Las Vegas Sands Corp. *	3,324	117,304
Marriott International, Inc., Class A	26,368	1,666,721
MGM MIRAGE *	16,920	715,039
Outback Steakhouse, Inc.	8,240	342,866
Panera Bread Co., Class A *	3,781	210,753
Penn National Gaming, Inc. *	9,489	323,385
Scientific Games Corp., Class A *	8,425	253,930
Sonic Corp.	8,456	258,669
Starbucks Corp. *	54,606	2,677,878
Starwood Hotels & Resorts Worldwide, Inc., Class B	18,620	1,085,546
Station Casinos, Inc.	7,800	521,196
Wendy's International, Inc.	8,309	391,686
Wynn Resorts, Ltd. *	6,689	319,199
Yum! Brands, Inc.	40,591	1,923,202

		17,253,916

Household Durables 1.1%
Beazer Homes USA, Inc.	2,456	153,353
Black & Decker Corp.	6,177	526,898
Centex Corp.	9,379	635,427
D.R. Horton, Inc.	27,739	1,024,124
Fortune Brands, Inc.	20,376	1,772,304
Harman International Industries, Inc.	9,436	975,682
[1]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Hovnanian Enterprises, Inc., Class A *	4,700	$282,705
KB Home	9,419	698,513
Leggett & Platt, Inc.	7,332	177,508
Lennar Corp., Class A	10,817	671,736
M.D.C Holdings, Inc.	2,806	214,322
Mohawk Industries, Inc. *	1,693	144,548
Newell Rubbermaid, Inc.	6,903	161,737
NVR, Inc. *	755	668,175
Ryland Group, Inc.	5,233	378,660
Standard Pacific Corp.	1,206	52,980
Stanley Works	7,551	345,458
Tempur-Pedic International, Inc. *	6,023	96,790
Toll Brothers, Inc. *	14,854	713,735

		9,694,655

Internet & Catalog Retail 1.0%
Amazon.com, Inc. *	42,768	1,826,194
eBay, Inc. *	152,596	6,178,612
Expedia, Inc. *	15,220	338,797
IAC/InterActiveCorp *	15,220	373,651

		8,717,254

Leisure Equipment & Products 0.1%
Brunswick Corp.	10,143	446,292
Marvel Enterprises, Inc. *	10,154	195,464
Mattel, Inc.	6,458	116,438
Polaris Industries, Inc.	5,966	314,289
SCP Pool Corp.	7,356	269,230

		1,341,713

Media 3.3%
Cablevision Systems Corp., Class A *	27,999	873,569
CKX, Inc. *	3,048	42,367
Clear Channel Communications, Inc.	25,418	846,419
Comcast Corp., Class A *	135,026	4,152,049
Dex Media, Inc.	21,072	537,336
DIRECTV Group, Inc. *	89,796	1,428,654
Discovery Holding Co., Class A *	14,322	216,835
Dow Jones & Co., Inc.	7,394	302,045
DreamWorks Animation SKG, Inc. *	5,658	147,221
E.W. Scripps Co., Class A	11,420	571,000
EchoStar Communications Corp., Class A *	32,234	964,764
Getty Images, Inc. *	6,820	583,724
Harte-Hanks, Inc.	7,926	203,381
Interactive Data Corp.	2,471	56,561
Interpublic Group of Cos. *	51,600	625,908
John Wiley & Sons, Inc., Class A	6,507	284,031
Lamar Advertising Co., Class A *	9,790	393,754
Liberty Global, Inc., Class A *	14,070	714,052
Liberty Media Corp., Class A *	143,225	1,190,200
McGraw-Hill Companies, Inc.	52,478	2,530,489
Meredith Corp.	5,979	293,569
News Corp., Class A	131,244	2,127,465
Omnicom Group, Inc.	25,689	2,066,423
Pixar, Inc. *	7,513	329,821
R.H. Donnelley Corp. *	3,704	238,130
[2]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Regal Entertainment Group, Class A	6,143	$120,096
Sirius Satellite Radio, Inc. *	185,456	1,275,937
Time Warner, Inc.	34,702	621,860
Univision Communications, Inc., Class A *	15,514	417,327
Viacom, Inc., Class B	35,899	1,220,207
Walt Disney Co.	68,632	1,728,840
Washington Post Co., Class B	672	559,104
Westwood One, Inc.	1,903	38,688
XM Satellite Radio Holdings, Inc., Class A *	29,671	1,045,903

		28,747,729

Multi-line Retail 1.5%
Dollar General Corp.	46,020	877,141
Dollar Tree Stores, Inc. *	10,480	238,629
Family Dollar Stores, Inc.	17,917	356,190
J.C. Penney Co., Inc.	11,508	559,634
Kohl's Corp. *	42,911	2,250,682
Neiman Marcus Group, Inc., Class A	1,052	104,043
Nordstrom, Inc.	30,774	1,033,391
Saks, Inc. *	2,436	52,885
Sears Holdings Corp. *	6,531	887,302
Target Corp.	124,057	6,668,064

		13,027,961

Specialty Retail 4.5%
Abercrombie & Fitch Co., Class A	12,083	671,936
Advance Auto Parts, Inc. *	10,016	610,275
American Eagle Outfitters, Inc.	16,659	476,947
AnnTaylor Stores Corp. *	4,805	123,008
AutoZone, Inc. *	7,908	747,306
Barnes & Noble, Inc.	1,929	72,858
bebe stores, inc	2,643	62,163
Bed Bath & Beyond, Inc. *	41,201	1,670,701
Best Buy Co., Inc.	56,688	2,701,750
CarMax, Inc. *	14,621	465,825
Chico's FAS, Inc. *	25,202	874,761
Circuit City Stores, Inc.	11,209	189,320
Claire's Stores, Inc.	11,384	267,296
Dick's Sporting Goods, Inc. *	4,865	153,929
Foot Locker, Inc.	11,434	249,719
Gap, Inc.	83,408	1,585,586
Home Depot, Inc.	302,409	12,193,131
Limited Brands, Inc.	48,412	1,064,096
Lowe's Companies, Inc.	108,489	6,976,928
Men's Wearhouse, Inc. *	6,764	206,167
Michaels Stores, Inc.	19,122	694,129
O'Reilly Automotive, Inc. *	14,005	386,118
PETsMART, Inc.	20,131	518,776
RadioShack Corp.	21,807	546,483
Rent-A-Center, Inc. *	6,974	140,875
Ross Stores, Inc.	20,696	514,916
Sherwin-Williams Co.	16,250	753,350
Staples, Inc.	103,193	2,266,118
Tiffany & Co.	8,076	302,204
TJX Companies, Inc.	67,341	1,408,100
Urban Outfitters, Inc. *	7,531	419,175
[3]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Williams-Sonoma, Inc. *	16,170	$650,843

		39,964,789

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	52,831	1,753,461
Columbia Sportswear Co. *	484	22,458
Nike, Inc., Class B	26,296	2,075,017
Polo Ralph Lauren Corp., Class A	1,865	92,411
Quiksilver, Inc. *	16,530	252,082
Reebok International, Ltd.	1,709	96,217
Timberland Co., Class A *	7,364	242,938

		4,534,584

CONSUMER STAPLES 12.1%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	67,215	2,978,297
Brown-Forman Corp., Class B	7,253	410,737
Coca-Cola Co.	181,772	7,997,968
Constellation Brands, Inc., Class A *	6,734	185,320
Pepsi Bottling Group, Inc.	4,823	142,182
PepsiCo, Inc.	234,589	12,867,206

		24,581,710

Food & Staples Retailing 3.5%
7-Eleven, Inc. *	3,670	104,008
Costco Wholesale Corp.	25,428	1,104,592
CVS Corp.	113,481	3,332,937
SYSCO Corp.	88,683	2,960,239
Wal-Mart Stores, Inc.	352,836	15,863,507
Walgreen Co.	143,227	6,635,707
Whole Foods Market, Inc.	9,152	1,182,987

		31,183,977

Food Products 0.8%
Campbell Soup Co.	16,232	477,221
General Mills, Inc.	2,174	100,265
H.J. Heinz Co.	26,286	944,193
Hershey Co.	22,129	1,307,603
Kellogg Co.	23,757	1,076,905
McCormick & Co., Inc.	12,805	434,217
Sara Lee Corp.	41,359	785,821
Wm. Wrigley Jr. Co.	24,532	1,742,998

		6,869,223

Household Products 2.9%
Church & Dwight Co., Inc.	8,894	339,395
Colgate-Palmolive Co.	53,430	2,805,075
Energizer Holdings, Inc. *	8,221	533,543
Kimberly-Clark Corp.	30,227	1,883,747
Procter & Gamble Co.	349,452	19,387,597
Spectrum Brands, Inc. *	3,721	104,746

		25,054,103

Personal Products 1.1%
Alberto-Culver Co.	2,892	124,211
Avon Products, Inc.	66,125	2,170,223
Estee Lauder Companies, Inc., Class A	19,077	770,520
[4]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products continued
Gillette Co.	125,501	$6,760,739

		9,825,693

Tobacco 1.0%
Altria Group, Inc.	117,208	8,286,606
UST, Inc.	12,204	519,402

		8,806,008

ENERGY 3.5%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	47,462	2,788,392
BJ Services Co.	22,683	1,430,844
Cooper Cameron Corp. *	6,264	451,947
Diamond Offshore Drilling, Inc.	8,196	484,056
ENSCO International, Inc.	15,199	621,031
FMC Technologies, Inc. *	9,691	389,675
Grant Prideco, Inc. *	17,438	642,765
Halliburton Co.	62,489	3,872,443
Helmerich & Payne, Inc.	4,711	279,928
National Oilwell Varco, Inc. *	14,028	900,738
Patterson-UTI Energy, Inc.	23,756	808,179
Pride International, Inc. *	11,847	299,729
Rowan Companies, Inc.	8,919	331,787
Smith International, Inc.	28,232	980,780
Tidewater, Inc.	3,100	138,074
Unit Corp. *	6,097	317,410

		14,737,778

Oil, Gas & Consumable Fuels 1.8%
Arch Coal, Inc.	3,126	200,689
Chesapeake Energy Corp.	16,958	536,042
Consol Energy, Inc.	8,929	622,351
Denbury Resources, Inc. *	7,952	359,669
EOG Resources, Inc.	33,516	2,139,326
Kinder Morgan, Inc.	12,445	1,188,124
Massey Energy Co.	10,753	546,252
Murphy Oil Corp.	23,098	1,262,306
Newfield Exploration Co. *	12,873	607,863
Noble Energy, Inc.	1,537	135,471
Peabody Energy Corp.	18,318	1,312,851
Pioneer Natural Resources Co.	1,089	53,797
Plains Exploration & Production Co. *	10,843	401,733
Quicksilver Resources, Inc. *	7,879	341,949
Range Resources Corp.	11,431	398,142
Southwestern Energy Co. *	10,215	591,449
Sunoco, Inc.	15,140	1,100,678
Tesoro Corp.	5,368	310,270
Western Gas Resources, Inc.	7,390	354,720
Williams Cos	47,501	1,065,923
XTO Energy, Inc.	50,564	2,012,447

		15,542,052

FINANCIALS 6.1%
Capital Markets 1.4%
Affiliated Managers Group, Inc. *	4,694	340,831
AmeriTrade Holding Corp. *	12,757	253,864
Blackrock, Inc., Class A	2,771	227,638
[5]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Charles Schwab Corp.	147,334	$1,993,429
Eaton Vance Corp.	18,658	477,085
Federated Investors, Inc., Class B	10,794	335,262
Franklin Resources, Inc.	22,630	1,820,357
Goldman Sachs Group, Inc.	8,146	905,672
Investors Financial Services Corp.	9,358	328,653
Legg Mason, Inc.	14,839	1,551,121
Mellon Financial Corp.	4,387	142,358
Morgan Stanley	15,041	765,136
Northern Trust Corp.	15,492	772,121
Nuveen Investments, Inc., Class A	7,235	272,036
SEI Investments Co.	8,892	321,535
State Street Corp.	13,539	654,340
T. Rowe Price Group, Inc.	18,241	1,149,183

		12,310,621

Commercial Banks 0.5%
Bank of Hawaii Corp.	858	43,543
Commerce Bancorp, Inc.	20,073	676,862
Cullen/Frost Bankers, Inc.	545	26,634
East West Bancorp, Inc.	7,379	250,443
Fifth Third Bancorp	4,648	192,474
Synovus Financial Corp.	43,582	1,253,854
TCF Financial Corp.	13,625	385,724
Wells Fargo & Co.	23,874	1,423,368
Westcorp, Inc.	1,351	83,424

		4,336,326

Consumer Finance 1.5%
American Express Co.	153,244	8,465,198
AmeriCredit Corp. *	8,668	216,180
Capital One Financial Corp.	11,196	920,759
First Marblehead Corp. *	3,649	105,566
Nelnet, Inc., Class A	2,430	86,994
Providian Financial Corp. *	6,925	128,805
SLM Corp.	58,773	2,923,957
Student Loan Corp.	560	126,560

		12,974,019

Diversified Financial Services 0.4%
CapitalSource, Inc. *	6,848	135,590
Chicago Mercantile Exchange Holdings, Inc.	4,799	1,332,203
Instinet Group, Inc.	4,607	23,035
Moody's Corp.	35,284	1,732,797

		3,223,625

Insurance 1.4%
AFLAC, Inc.	55,945	2,417,943
Allmerica Financial Corp. *	524	21,332
Ambac Financial Group, Inc.	3,353	229,949
American International Group, Inc.	95,472	5,651,942
Arthur J. Gallagher & Co.	10,732	306,506
Brown & Brown, Inc.	7,663	363,763
Erie Indemnity Co., Class A	1,237	64,497
HCC Insurance Holdings, Inc.	7,158	190,761
Markel Corp. *	604	196,149
MBIA, Inc.	1,176	68,173
[6]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Philadelphia Consolidated Holding Corp. *	2,007	$155,924
Progressive Corp.	25,398	2,448,621
Prudential Financial, Inc.	4,934	317,601
TransAtlantic Holdings, Inc.	262	15,196
Unitrin, Inc.	3,271	151,022
W.R. Berkley Corp.	2,815	99,904

		12,699,283

Real Estate 0.6%
Catellus Development Corp. REIT	5,501	192,975
CB Richard Ellis Group, Inc., Class A *	7,013	341,954
CenterPoint Properties Trust REIT	683	28,795
Federal Realty Investment Trust REIT	2,832	175,357
Forest City Enterprises, Inc.	9,240	328,574
General Growth Properties, Inc. REIT	12,379	558,169
Global Signal, Inc. REIT	2,101	87,675
Macerich Co. REIT	2,506	163,091
New Century Financial Corp. REIT	3,434	147,628
Public Storage, Inc. REIT	9,091	613,824
Simon Property Group, Inc. REIT	8,757	666,145
SL Green Realty Corp. REIT	527	34,851
The Mills Corp. REIT	7,858	460,007
The St. Joe Co.	10,644	800,535
United Dominion Realty Trust, Inc. REIT	8,038	190,340
Ventas, Inc. REIT	14,423	449,277

		5,239,197

Thrifts & Mortgage Finance 0.3%
Countrywide Financial Corp.	6,751	228,116
Golden West Financial Corp.	14,790	902,042
Hudson City Bancorp, Inc.	83,723	1,046,538
IndyMac Bancorp, Inc.	4,604	183,377
People's Bank	8,280	244,177

		2,604,250

HEALTH CARE 19.7%
Biotechnology 3.6%
Affymetrix, Inc. *	8,840	437,492
Amgen, Inc. *	173,359	13,851,384
Biogen Idec, Inc. *	21,774	917,774
Celgene Corp. *	23,373	1,173,325
Cephalon, Inc. *	8,131	329,468
Charles River Laboratories International, Inc. *	4,361	221,626
Chiron Corp. *	14,189	517,047
Genentech, Inc. *	64,971	6,103,376
Genzyme Corp. *	35,342	2,515,290
Gilead Sciences, Inc. *	63,294	2,721,642
ImClone Systems, Inc. *	9,690	317,057
Invitrogen Corp. *	3,393	287,489
MedImmune, Inc. *	34,710	1,038,870
Millennium Pharmaceuticals, Inc. *	21,632	216,536
OSI Pharmaceuticals, Inc. *	7,182	235,570
Protein Design Labs, Inc. *	14,852	397,142
Techne Corp.	5,386	306,840

		31,587,928

[7]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 4.5%
Advanced Medical Optics, Inc. *	9,107	$358,452
Bausch & Lomb, Inc.	6,623	501,957
Baxter International, Inc.	86,958	3,507,016
Beckman Coulter, Inc.	8,663	483,309
Becton, Dickinson & Co.	35,375	1,861,786
Biomet, Inc.	35,284	1,301,627
Boston Scientific Corp. *	92,439	2,484,760
C.R. Bard, Inc.	14,725	947,259
Cooper Companies, Inc.	4,915	337,022
Cytyc Corp. *	15,966	398,352
Dade Behring Holdings, Inc.	12,404	453,862
DENTSPLY International, Inc.	11,260	596,442
Edwards Lifesciences Corp. *	8,340	366,960
Fisher Scientific International, Inc. *	8,851	570,712
Gen-Probe, Inc. *	7,081	322,327
Guidant Corp.	45,529	3,216,169
Hillenbrand Industries, Inc.	2,618	130,298
Hospira, Inc. *	10,696	426,129
IDEXX Laboratories, Inc. *	4,566	292,407
Inamed Corp. *	5,063	367,068
Kinetic Concepts, Inc. *	6,738	369,242
Medtronic, Inc.	169,442	9,658,194
Millipore Corp. *	6,997	447,458
PerkinElmer, Inc.	9,500	196,650
ResMed, Inc. *	4,890	353,743
Respironics, Inc. *	10,027	392,657
St. Jude Medical, Inc. *	50,755	2,329,654
Stryker Corp.	41,057	2,239,659
Thermo Electron Corp. *	8,242	229,952
Varian Medical Systems, Inc. *	18,511	737,108
Waters Corp. *	16,446	747,800
Zimmer Holdings, Inc. *	34,597	2,842,835

		39,468,866

Health Care Providers & Services 4.6%
Aetna, Inc.	32,551	2,593,338
AMERIGROUP Corp. *	7,167	244,825
Cardinal Health, Inc.	38,937	2,321,035
Caremark Rx, Inc. *	56,876	2,657,815
Cerner Corp. *	4,188	329,847
Community Health Systems, Inc. *	10,119	372,683
Covance, Inc. *	8,828	461,704
Coventry Health Care, Inc. *	15,042	1,203,360
DaVita, Inc. *	14,023	643,796
Express Scripts, Inc. *	17,416	1,007,690
HCA, Inc.	61,803	3,046,888
Health Management Associates, Inc.	31,050	755,136
Health Net, Inc., Class A *	9,313	429,422
Henry Schein, Inc. *	12,152	506,617
Humana, Inc. *	17,072	822,188
IMS Health, Inc.	31,743	863,410
Laboratory Corp. of America Holdings *	18,858	930,077
LifePoint Hospitals, Inc.	7,679	349,241
Lincare Holdings, Inc. *	12,876	545,170
Manor Care, Inc.	12,102	477,666
[8]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
McKesson Corp.	16,600	$774,722
Medco Health Solutions, Inc. *	30,315	1,493,620
Omnicare, Inc.	4,603	241,888
PacifiCare Health Systems, Inc., Class A *	7,214	543,791
Patterson Companies, Inc. *	19,250	771,155
Pharmaceutical Product Development, Inc. *	6,770	380,948
Quest Diagnostics, Inc.	22,478	1,123,450
Renal Care Group, Inc. *	9,526	448,579
Sierra Health Services, Inc. *	2,883	194,026
Tenet Healthcare Corp. *	9,584	116,733
Triad Hospitals, Inc. *	4,440	213,742
UnitedHealth Group, Inc.	177,376	9,134,864
Universal Health Services, Inc., Class B	4,759	243,232
VCA Antech, Inc. *	11,528	276,557
WebMD Corp. *	38,200	418,672
WellChoice, Inc. *	3,814	271,175
WellPoint, Inc. *	44,542	3,307,243

		40,516,305

Pharmaceuticals 7.0%
Abbott Laboratories	190,080	8,578,310
Allergan, Inc.	18,272	1,681,938
American Pharmaceutical Partners, Inc. *	2,870	131,963
Barr Pharmaceuticals, Inc. *	14,465	659,749
Bristol-Myers Squibb Co.	110,877	2,713,160
Eli Lilly & Co.	128,254	7,056,535
Endo Pharmaceuticals Holdings, Inc. *	7,153	214,590
Forest Laboratories, Inc. *	49,225	2,185,590
IVAX Corp. *	28,224	731,002
Johnson & Johnson	416,564	26,405,992
Kos Pharmaceuticals, Inc. *	1,879	127,997
Merck & Co., Inc.	71,295	2,012,658
Mylan Laboratories, Inc.	8,697	159,938
Schering-Plough Corp.	206,644	4,424,248
Sepracor, Inc. *	14,677	736,785
Valeant Pharmaceuticals International	12,964	259,021
Wyeth	93,379	4,275,824

		62,355,300

INDUSTRIALS 13.6%
Aerospace & Defense 2.5%
Alliant Techsystems, Inc. *	3,707	285,179
Boeing Co.	115,760	7,758,235
Goodrich Corp.	16,887	773,762
L-3 Communications Holdings, Inc.	9,692	793,581
Lockheed Martin Corp.	51,749	3,220,858
Precision Castparts Corp.	3,119	301,545
Raytheon Co.	14,064	551,590
Rockwell Collins, Inc.	24,959	1,201,277
United Technologies Corp.	143,403	7,170,150

		22,056,177

Air Freight & Logistics 1.3%
C.H. Robinson Worldwide, Inc.	11,995	740,691
Expeditors International of Washington, Inc.	14,940	829,320
FedEx Corp.	42,318	3,446,378
[9]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics continued
Ryder System, Inc.	3,289	$115,411
United Parcel Service, Inc., Class B	85,983	6,095,335

		11,227,135

Airlines 0.1%
AMR Corp. *	22,609	284,647
JetBlue Airways Corp. *	13,128	250,089
Southwest Airlines Co.	54,198	721,917

		1,256,653

Building Products 0.3%
American Standard Companies, Inc.	26,223	1,195,769
Masco Corp.	48,363	1,483,777

		2,679,546

Commercial Services & Supplies 1.0%
ACCO Brands Corp. *	5,660	147,726
Allied Waste Industries, Inc. *	9,328	74,437
ARAMARK Corp., Class B	10,039	274,266
Avery Dennison Corp.	10,554	564,006
Brink's Co.	5,858	235,374
Cendant Corp.	14,437	293,649
ChoicePoint, Inc. *	12,638	542,549
Cintas Corp.	19,672	811,470
Copart, Inc. *	9,412	232,382
Corporate Executive Board Co.	5,795	468,062
Dun & Bradstreet Corp. *	9,541	607,475
Equifax, Inc.	13,585	448,848
Herman Miller, Inc.	9,856	294,694
HNI Corp.	7,710	444,482
Manpower, Inc.	3,369	151,807
Monster Worldwide, Inc. *	14,462	451,793
Pitney Bowes, Inc.	16,918	731,704
Robert Half International, Inc.	24,022	809,061
Steelcase, Inc.	4,063	59,645
Stericycle, Inc. *	6,191	359,883
Waste Management, Inc.	21,804	598,084
West Corp. *	2,868	111,106

		8,712,503

Construction & Engineering 0.1%
Fluor Corp.	12,130	750,968
Jacobs Engineering Group, Inc. *	6,437	401,669

		1,152,637

Electrical Equipment 0.7%
American Power Conversion Corp.	23,350	611,069
Ametek, Inc.	9,758	393,150
Emerson Electric Co.	48,918	3,291,203
Hubbell, Inc., Class B	544	24,589
Rockwell Automation, Inc.	25,772	1,341,175
Roper Industries, Inc.	10,254	394,984
Thomas & Betts Corp. *	3,782	134,412

		6,190,582

Industrial Conglomerates 5.2%
3M Co.	107,809	7,670,610
Carlisle Cos	2,260	139,713
[10]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates continued
General Electric Co.	1,126,224	$37,852,389
Textron, Inc.	3,892	277,500

		45,940,212

Machinery 2.1%
Caterpillar, Inc.	95,736	5,312,391
Cummins, Inc.	3,657	316,221
Danaher Corp.	33,050	1,770,158
Deere & Co.	3,522	230,268
Donaldson Co., Inc.	10,409	318,932
Dover Corp.	19,122	778,265
Eaton Corp.	5,932	379,174
Graco, Inc.	9,693	360,677
Harsco Corp.	5,110	299,702
IDEX Corp.	5,712	248,472
Illinois Tool Works, Inc.	32,905	2,773,233
ITT Industries, Inc.	11,843	1,292,308
Joy Global, Inc.	11,243	537,415
Navistar International Corp. *	8,691	277,764
Oshkosh Truck Corp.	10,188	408,641
Paccar, Inc.	21,237	1,488,289
Pall Corp.	1,499	42,871
Parker Hannifin Corp.	7,307	470,863
Pentair, Inc.	11,989	473,326
Timken Co.	5,579	163,855
Toro Co.	6,057	235,193

		18,178,018

Road & Rail 0.2%
CNF, Inc.	7,373	372,115
J.B. Hunt Transport Services, Inc.	16,446	297,179
Landstar System, Inc.	8,366	303,853
Norfolk Southern Corp.	8,325	296,453
Swift Transportation Co., Inc. *	2,761	55,055

		1,324,655

Trading Companies & Distributors 0.1%
Fastenal Co.	8,748	529,954
MSC Industrial Direct Co., Inc., Class A	6,516	228,060
W.W. Grainger, Inc.	1,987	127,804

		885,818

INFORMATION TECHNOLOGY 25.9%
Communications Equipment 4.5%
Andrew Corp. *	5,780	66,643
Avaya, Inc. *	47,449	483,980
Cisco Systems, Inc. *	905,535	15,955,527
Comverse Technology, Inc. *	24,991	644,268
Corning, Inc. *	199,342	3,978,866
F5 Networks, Inc. *	5,264	217,351
Harris Corp.	15,681	605,443
JDS Uniphase Corp. *	97,447	154,941
Juniper Networks, Inc. *	55,502	1,262,115
Motorola, Inc.	275,170	6,020,720
QUALCOMM, Inc.	228,850	9,087,634
Scientific-Atlanta, Inc.	18,189	695,911

		39,173,399

[11]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 4.9%
Apple Computer, Inc. *	115,425	$5,416,895
Avid Technology, Inc. *	5,476	204,529
Dell, Inc. *	344,482	12,263,559
Diebold, Inc.	9,079	435,792
EMC Corp. *	336,604	4,328,728
International Business Machines Corp.	191,431	15,433,167
Lexmark International, Inc., Class A *	17,333	1,091,632
NCR Corp. *	6,490	222,088
Network Appliance, Inc. *	51,293	1,217,696
QLogic Corp. *	12,867	444,684
SanDisk Corp. *	19,236	746,934
Sun Microsystems, Inc. *	281,518	1,069,768
Western Digital Corp. *	29,825	413,076

		43,288,548

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	58,142	1,869,847
Amphenol Corp., Class A	12,357	524,060
Avnet, Inc. *	6,202	155,360
AVX Corp.	1,602	21,291
CDW Corp.	8,705	514,291
Dolby Laboratories, Inc., Class A *	3,848	61,568
FLIR Systems, Inc. *	8,551	276,112
Ingram Micro, Inc., Class A *	9,027	158,063
Jabil Circuit, Inc. *	22,901	674,205
Mettler-Toledo International, Inc. *	4,603	231,991
Molex, Inc.	9,850	263,586
National Instruments Corp.	7,716	219,057
Sanmina-SCI Corp. *	36,960	187,387
Solectron Corp. *	65,919	270,268
Symbol Technologies, Inc.	28,909	265,385
Tech Data Corp. *	2,512	91,964
Tektronix, Inc.	3,025	76,442
Trimble Navigation, Ltd. *	7,392	269,956
Vishay Intertechnology, Inc. *	9,559	123,311

		6,254,144

Internet Software & Services 1.5%
Akamai Technologies, Inc. *	17,286	239,238
Google, Inc., Class A *	21,908	6,265,688
VeriSign, Inc. *	37,055	807,799
Yahoo!, Inc. *	169,611	5,654,831

		12,967,556

IT Services 1.8%
Affiliated Computer Services, Inc., Class A *	10,810	561,579
Alliance Data Systems Corp. *	11,680	491,378
Automatic Data Processing, Inc.	81,721	3,493,573
BISYS Group, Inc. *	7,226	107,884
CACI International, Inc., Class A *	4,194	262,712
Ceridian Corp. *	10,089	204,807
Certegy, Inc.	7,942	273,046
CheckFree Corp. *	9,824	361,425
Cognizant Technology Solutions Corp., Class A *	18,968	863,613
DST Systems, Inc. *	10,347	555,634
Electronic Data Systems Corp.	16,718	374,483
[12]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
First Data Corp.	109,080	$4,532,274
Fiserv, Inc. *	26,798	1,202,426
Global Payments, Inc.	4,594	302,193
Hewitt Associates, Inc. *	3,037	88,073
Iron Mountain, Inc. *	15,339	529,042
Paychex, Inc.	46,497	1,586,943
SRA International, Inc., Class A *	4,098	137,570
Total Systems Services, Inc.	5,218	122,362

		16,051,017

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	10,084	376,738

Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc. *	29,047	603,306
Agere Systems, Inc. *	25,316	286,577
Altera Corp. *	52,056	1,138,465
Analog Devices, Inc.	51,834	1,889,349
Applied Materials, Inc.	233,645	4,278,040
Broadcom Corp., Class A *	38,762	1,686,147
Cree, Inc. *	10,542	270,297
Freescale Semiconductor, Inc., Class B *	6,980	168,078
Intel Corp.	864,776	22,242,039
International Rectifier Corp. *	7,091	341,077
Intersil Corp., Class A	10,258	215,418
KLA-Tencor Corp.	27,580	1,399,961
Lam Research Corp. *	19,417	615,519
Linear Technology Corp.	42,867	1,625,945
LSI Logic Corp. *	20,101	193,774
Maxim Integrated Products, Inc.	45,945	1,959,554
MEMC Electronic Materials, Inc. *	19,365	326,494
Microchip Technology, Inc.	29,207	908,922
Micron Technology, Inc. *	40,949	487,703
National Semiconductor Corp.	48,902	1,219,127
Novellus Systems, Inc. *	8,875	237,939
NVIDIA Corp. *	23,805	730,337
Teradyne, Inc. *	19,063	320,258
Texas Instruments, Inc.	232,853	7,609,636
Xilinx, Inc.	48,823	1,371,438

		52,125,400

Software 6.6%
Activision, Inc. *	25,074	560,404
Adobe Systems, Inc.	68,503	1,852,321
Autodesk, Inc.	31,941	1,379,851
BEA Systems, Inc. *	3,445	30,385
BMC Software, Inc. *	13,531	270,620
Cadence Design Systems, Inc. *	17,845	285,698
Citrix Systems, Inc. *	23,713	564,369
Computer Associates International, Inc.	47,078	1,269,223
Compuware Corp. *	24,309	220,240
Electronic Arts, Inc. *	43,139	2,471,002
Fair Isaac Corp.	7,135	291,607
Hyperion Solutions Corp. *	5,658	245,388
Intuit, Inc. *	23,092	1,058,537
Macromedia, Inc. *	10,563	390,303
[13]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
McAfee, Inc. *	22,798	$698,759
Mercury Interactive Corp. *	12,132	444,880
Microsoft Corp.	1,297,140	35,541,636
NAVTEQ Corp. *	12,561	584,589
Oracle Corp. *	530,108	6,875,501
Red Hat, Inc. *	24,760	351,840
Reynolds & Reynolds Co., Class A	925	26,400
Salesforce.com, Inc. *	9,578	185,047
Siebel Systems, Inc. *	8,613	71,057
Symantec Corp. *	111,314	2,335,368
Synopsys, Inc. *	3,375	64,125
Take-Two Interactive Software, Inc. *	8,463	201,419

		58,270,569

MATERIALS 1.9%
Chemicals 1.4%
Air Products & Chemicals, Inc.	3,308	183,263
Airgas, Inc.	481	13,531
Cabot Corp.	617	20,361
Chemtura Corp.	11,925	204,633
Dow Chemical Co.	127,121	5,491,627
E.I. DuPont de Nemours & Co.	23,302	922,060
Ecolab, Inc.	25,652	846,516
International Flavors & Fragrances, Inc.	13,195	476,339
Monsanto Co.	29,492	1,882,769
Nalco Holding Co. *	11,649	213,177
Praxair, Inc.	39,652	1,915,192
Rohm & Haas Co.	1,643	71,323
Scotts Miracle-Gro Co., Class A *	481	39,432
Sigma-Aldrich Corp.	897	55,973

		12,336,196

Construction Materials 0.1%
Florida Rock Industries, Inc.	6,559	371,240
Martin Marietta Materials, Inc.	5,426	392,408
Vulcan Materials Co.	9,485	681,497

		1,445,145

Containers & Packaging 0.1%
Ball Corp.	2,176	81,622
Crown Holdings, Inc. *	23,272	393,064
Pactiv Corp. *	2,279	44,235
Sealed Air Corp. *	4,092	207,669

		726,590

Metals & Mining 0.3%
Allegheny Technologies, Inc.	13,521	373,450
Freeport-McMoRan Copper & Gold, Inc., Class B	25,171	1,061,461
Phelps Dodge Corp.	7,261	780,775
Southern Peru Copper Corp.	3,630	177,798

		2,393,484

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.1%
Alltel Corp.	6,236	386,570
PanAmSat Holding Corp.	2,929	70,354

		456,924

[14]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.5%
Alamosa Holdings, Inc. *	18,637	$322,420
American Tower Corp., Class A *	52,366	1,248,406
Crown Castle International Corp. *	19,887	492,402
Nextel Partners, Inc., Class A *	21,365	560,618
NII Holdings, Inc., Class B *	8,054	613,876
Sprint Nextel Corp.	67,926	1,761,321
Telephone & Data Systems, Inc.	1,811	73,979
U.S. Cellular Corp. *	707	38,800

		5,111,822

UTILITIES 0.6%
Gas Utilities 0.1%
Equitable Resources, Inc.	7,688	579,675
Questar Corp.	2,840	221,577

		801,252

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	91,503	1,440,257
TXU Corp.	33,577	3,257,641

		4,697,898

Water Utilities 0.0%
Aqua America, Inc.	1,409	48,272

Total Common Stocks (cost $713,375,857)		871,364,776

EXCHANGE TRADED FUND 1.0%
iShares Russell 1000 Growth Index Fund (cost $8,708,507)	181,795	9,035,211

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø (cost $70,773)	70,773	70,773

Total Investments (cost $722,155,137) 99.9%		880,470,760
Other Assets and Liabilities 0.1%		1,033,282

Net Assets 100.0%.		$881,504,042

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $722,196,046. The gross unrealized appreciation and depreciation on securities based on tax cost was $171,530,399 and $13,255,685, respectively, with a net unrealized appreciation of $158,274,714.

[15]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 9.5%
Auto Components 0.4%
Autoliv, Inc.	10,390	$462,355
BorgWarner, Inc.	5,357	313,170
Dana Corp.	20,444	275,176
Delphi Corp.	65,208	361,905
Goodyear Tire & Rubber Co. *	10,858	182,414
Johnson Controls, Inc.	21,217	1,272,596
Lear Corp.	9,129	344,163
TRW Automotive Holdings Corp. *	5,845	171,551

		3,383,330

Automobiles 0.5%
Ford Motor Co.	240,636	2,399,141
General Motors Corp.	62,859	2,149,149

		4,548,290

Distributors 0.1%
Genuine Parts Co.	23,736	1,087,584

Diversified Consumer Services 0.1%
Laureate Education, Inc. *	645	26,993
Service Corporation International	42,175	358,066
ServiceMaster Co.	15,406	211,679

		596,738

Hotels, Restaurants & Leisure 0.9%
CBRL Group, Inc.	3,375	122,040
Harrah's Entertainment, Inc.	9,228	641,900
International Speedway Corp., Class A	4,229	237,120
McDonald's Corp.	172,455	5,596,165
Outback Steakhouse, Inc.	584	24,300
Starwood Hotels & Resorts Worldwide, Inc., Class B	11,321	660,014
Wendy's International, Inc.	7,569	356,803

		7,638,342

Household Durables 0.8%
American Greetings Corp., Class A	8,754	222,264
Beazer Homes USA, Inc.	3,268	204,054
Black & Decker Corp.	4,889	417,032
Centex Corp.	8,110	549,452
D.R. Horton, Inc.	10,066	371,637
KB Home	1,874	138,976
Leggett & Platt, Inc.	18,680	452,243
Lennar Corp., Class A	7,733	480,219
M.D.C. Holdings, Inc.	1,621	123,812
Meritage Homes Corp. *	3,064	239,881
Mohawk Industries, Inc. *	5,443	464,723
Newell Rubbermaid, Inc.	30,753	720,543
Pulte Homes, Inc.	14,599	1,258,434
Ryland Group, Inc.	1,327	96,022
Snap-On, Inc.	7,863	279,136
Standard Pacific Corp.	8,054	353,812
Stanley Works	3,931	179,843
Whirlpool Corp.	8,301	631,291

		7,183,374

Internet & Catalog Retail 0.1%
Expedia, Inc. *	12,277	273,286
IAC/InterActiveCorp *	12,277	301,400

		574,686

[1]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.3%
Brunswick Corp.	3,354	$147,576
Eastman Kodak Co.	39,064	951,990
Hasbro, Inc.	21,325	441,427
Mattel, Inc.	49,735	896,722

		2,437,715

Media 4.9%
Belo Corp.	13,049	320,483
Clear Channel Communications, Inc.	49,896	1,661,537
Comcast Corp., Class A *	145,530	4,475,047
DIRECTV Group, Inc. *	8,311	132,228
Discovery Holding Co., Class A *	24,200	366,388
Gannett Co., Inc.	33,794	2,457,500
Hearst-Argyle Television, Inc.	4,016	104,296
Interactive Data Corp.	2,611	59,766
Interpublic Group of Cos. *	7,422	90,029
Knight Ridder, Inc.	10,122	648,618
Lamar Advertising Co., Class A *	1,920	77,222
Lee Enterprises, Inc.	6,173	267,908
Liberty Global, Inc., Class A *	18,338	930,654
Liberty Media Corp., Class A *	242,007	2,011,078
McClatchy Co., Class A	2,772	183,506
New York Times Co., Class A	19,683	628,478
News Corp., Class A	189,619	3,073,724
NTL, Inc. *	10,142	647,871
Time Warner, Inc.	590,450	10,580,864
Tribune Co.	32,397	1,217,155
Univision Communications, Inc., Class A *	14,948	402,101
Viacom, Inc., Class B	158,838	5,398,904
Walt Disney Co.	211,085	5,317,231
Warner Music Group Corp. *	4,444	79,192
Washington Post Co., Class B	100	83,200
Westwood One, Inc.	8,536	173,537

		41,388,517

Multi-line Retail 0.7%
Dillard's, Inc., Class A	9,161	206,214
Dollar Tree Stores, Inc. *	4,659	106,085
Family Dollar Stores, Inc.	5,286	105,086
Federated Department Stores, Inc.	35,271	2,432,983
J.C. Penney Co., Inc.	21,601	1,050,457
Neiman Marcus Group, Inc., Class A	4,625	457,412
Saks, Inc. *	14,535	315,555
Sears Holdings Corp. *	7,124	967,867

		5,641,659

Specialty Retail 0.4%
AnnTaylor Stores Corp. *	5,262	134,707
AutoNation, Inc. *	24,197	503,540
Barnes & Noble, Inc.	5,117	193,269
Borders Group, Inc.	9,932	226,748
Circuit City Stores, Inc.	14,730	248,790
Claire's Stores, Inc.	974	22,870
Foot Locker, Inc.	10,169	222,091
Office Depot, Inc. *	42,974	1,289,220
OfficeMax, Inc.	9,619	284,241
[2]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Rent-A-Center, Inc. *	3,397	$68,619
Tiffany & Co.	11,815	442,117

		3,636,212

Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co. *	1,685	78,184
Jones Apparel Group, Inc.	16,412	462,490
Liz Claiborne, Inc.	14,874	610,280
Polo Ralph Lauren Corp., Class A	5,705	282,683
Reebok International, Ltd.	4,928	277,447
VF Corp.	11,869	703,950

		2,415,034

CONSUMER STAPLES 5.6%
Beverages 1.1%
Anheuser-Busch Companies, Inc.	40,352	1,787,997
Brown-Forman Corp., Class B	579	32,789
Coca-Cola Co.	106,834	4,700,696
Coca-Cola Enterprises, Inc.	41,030	917,021
Constellation Brands, Inc., Class A *	19,516	537,080
Molson Coors Brewing Co., Class B	5,818	372,992
Pepsi Bottling Group, Inc.	14,281	421,004
PepsiAmericas, Inc.	9,260	233,537

		9,003,116

Food & Staples Retailing 0.9%
Albertsons, Inc.	50,111	1,008,734
BJ's Wholesale Club, Inc. *	9,400	268,370
Costco Wholesale Corp.	40,295	1,750,415
Kroger Co. *	99,158	1,957,379
Rite Aid Corp. *	70,881	289,194
Safeway, Inc.	60,983	1,447,127
SUPERVALU, Inc.	18,516	644,357

		7,365,576

Food Products 1.5%
Archer-Daniels-Midland Co.	89,323	2,010,661
Campbell Soup Co.	15,640	459,816
ConAgra Foods, Inc.	70,466	1,608,739
Dean Foods Co. *	20,477	756,420
Del Monte Foods Co. *	27,115	293,113
General Mills, Inc.	37,727	1,739,969
H.J. Heinz Co.	22,100	793,832
Hershey Co.	1,743	102,994
Hormel Foods Corp.	10,077	321,356
J.M. Smucker Co.	6,994	333,754
Kellogg Co.	11,009	499,038
Kraft Foods, Inc., Class A	34,068	1,056,108
McCormick & Co., Inc.	5,961	202,138
Pilgrim's Pride Corp.	2,047	69,393
Sara Lee Corp.	66,950	1,272,050
Smithfield Foods, Inc. *	11,767	327,711
TreeHouse Foods, Inc. *	4,095	123,259
Tyson Foods, Inc., Class A	32,908	585,104

		12,555,455

[3]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.5%
Clorox Co.	20,974	$1,207,473
Colgate-Palmolive Co.	19,291	1,012,777
Energizer Holdings, Inc. *	1,741	112,991
Kimberly-Clark Corp.	35,737	2,227,130
Spectrum Brands, Inc. *	1,412	39,748

		4,600,119

Personal Products 0.0%
Alberto-Culver Co.	7,331	314,866

Tobacco 1.6%
Altria Group, Inc.	167,939	11,873,287
Carolina Group	9,252	357,220
Reynolds American, Inc.	11,631	976,306
UST, Inc.	10,639	452,796

		13,659,609

ENERGY 14.3%
Energy Equipment & Services 0.2%
Cooper Cameron Corp. *	1,390	100,289
ENSCO International, Inc.	5,884	240,420
Helmerich & Payne, Inc.	2,389	141,955
National Oilwell Varco, Inc. *	9,785	628,295
Pride International, Inc. *	10,001	253,025
Rowan Companies, Inc.	6,070	225,804
Tidewater, Inc.	5,239	233,345
Unit Corp. *	318	16,555

		1,839,688

Oil, Gas & Consumable Fuels 14.1%
Amerada Hess Corp.	10,627	1,350,692
Anadarko Petroleum Corp.	32,071	2,914,292
Apache Corp.	44,654	3,198,119
Arch Coal, Inc.	5,589	358,814
Burlington Resources, Inc.	52,450	3,870,285
Chesapeake Energy Corp.	26,421	835,168
Chevron Corp.	308,474	18,940,304
ConocoPhillips	189,438	12,491,542
Consol Energy, Inc.	3,752	261,514
Devon Energy Corp.	64,457	3,917,052
El Paso Corp.	87,699	1,017,308
Exxon Mobil Corp.	866,131	51,881,247
Forest Oil Corp. *	7,186	323,011
Kerr-McGee Corp.	15,661	1,378,638
Kinder Morgan, Inc.	703	67,115
Marathon Oil Corp.	49,423	3,178,393
Newfield Exploration Co. *	4,695	221,698
Noble Energy, Inc.	10,356	912,778
Occidental Petroleum Corp.	54,187	4,499,147
Overseas Shipholding Group, Inc.	4,036	246,801
Pioneer Natural Resources Co.	18,533	915,530
Pogo Producing Co.	8,299	464,744
Premcor, Inc. 	10,913	1,018,074
Sunoco, Inc.	4,028	292,836
Tesoro Corp.	4,046	233,859
Valero Energy Corp.	34,931	3,720,151
Vintage Petroleum, Inc.	7,333	281,807
[4]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Western Gas Resources, Inc.	548	$26,304
Williams Cos	31,533	707,600

		119,524,823

FINANCIALS 34.6%
Capital Markets 4.2%
A.G. Edwards, Inc.	10,478	473,710
Allied Capital Corp.	18,180	526,311
American Capital Strategies, Ltd.	12,594	475,172
AmeriTrade Holding Corp. *	20,301	403,990
Bank of New York Co.	105,663	3,230,118
Bear Stearns Cos	15,467	1,554,433
E*TRADE Financial Corp. *	50,137	802,192
Federated Investors, Inc., Class B	899	27,923
Goldman Sachs Group, Inc.	48,203	5,359,210
Janus Capital Group, Inc.	30,868	436,165
Jefferies Group, Inc.	6,976	275,412
Lehman Brothers Holdings, Inc.	37,634	3,976,408
Mellon Financial Corp.	53,321	1,730,266
Merrill Lynch & Co., Inc.	128,248	7,330,656
Morgan Stanley	134,460	6,839,980
Northern Trust Corp.	11,727	584,474
Raymond James Financial, Inc.	8,594	260,656
State Street Corp.	31,884	1,540,954

		35,828,030

Commercial Banks 10.6%
AmSouth Bancorp, Inc.	48,025	1,264,018
Associated Banc-Corp	17,654	574,461
Bank of America Corp.	547,181	23,545,198
Bank of Hawaii Corp.	6,289	319,167
BB&T Corp.	74,337	3,015,852
BOK Financial Corp.	2,768	130,068
City National Corp.	5,625	405,225
Colonial Bancgroup, Inc.	21,136	491,623
Comerica, Inc.	22,967	1,389,274
Commerce Bancorp, Inc.	2,558	86,256
Commerce Bancshares, Inc.	8,164	436,611
Compass Bancshares, Inc.	16,862	789,310
Cullen/Frost Bankers, Inc.	6,526	318,926
Fifth Third Bancorp	59,978	2,483,689
First Horizon National Corp.	16,889	660,022
FirstMerit Corp.	11,377	318,101
Fulton Financial Corp.	21,607	378,123
Hibernia Corp., Class A	21,350	677,863
Huntington Bancshares, Inc.	31,606	758,228
International Bancshares Corp.	6,245	187,350
KeyCorp	55,468	1,837,100
M&T Bank Corp.	10,393	1,108,102
Marshall & Ilsley Corp.	31,152	1,363,523
Mercantile Bankshares Corp.	10,816	582,225
National City Corp.	77,102	2,824,246
North Fork Bancorp, Inc.	64,982	1,786,355
PNC Financial Services Group, Inc.	38,576	2,169,129
Popular, Inc.	36,334	994,098
Regions Financial Corp.	63,120	2,065,286
[5]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Sky Financial Group, Inc.	13,042	$364,524
South Financial Group, Inc.	9,783	284,881
SunTrust Banks, Inc.	49,182	3,456,511
TCF Financial Corp.	5,172	146,419
TD Banknorth, Inc.	10,491	315,464
U.S. Bancorp	249,367	7,286,504
UnionBanCal Corp.	7,699	521,761
Valley National Bancorp	14,761	348,360
Wachovia Corp. °	214,491	10,643,043
Wells Fargo & Co.	206,394	12,305,210
Westcorp, Inc.	1,960	121,030
Whitney Holding Corp.	8,559	264,644
Wilmington Trust Corp.	9,188	334,995
Zions Bancorp	12,203	852,502

		90,205,277

Consumer Finance 0.9%
AmeriCredit Corp. *	11,675	291,175
Capital One Financial Corp.	23,429	1,926,801
MBNA Corp.	172,480	4,346,496
Providian Financial Corp. *	33,309	619,547
WFS Financial, Inc. *	894	59,826

		7,243,845

Diversified Financial Services 6.0%
CapitalSource, Inc. *	2,300	45,540
CIT Group, Inc.	28,638	1,296,729
Citigroup, Inc.	707,816	30,981,106
Instinet Group, Inc.	13,143	65,715
JPMorgan Chase & Co.	478,760	16,225,176
Leucadia National Corp.	11,041	449,590
Principal Financial Group, Inc.	39,971	1,830,672

		50,894,528

Insurance 6.6%
AFLAC, Inc.	13,925	601,838
Allmerica Financial Corp. *	6,761	275,240
Allstate Corp.	90,923	5,110,782
Ambac Financial Group, Inc.	11,478	787,161
American Financial Group, Inc.	6,406	214,793
American International Group, Inc.	219,484	12,993,453
American National Insurance Co.	1,084	120,346
AmerUs Group Co.	5,330	294,856
AON Corp.	43,243	1,293,831
Arthur J. Gallagher & Co.	2,257	64,460
Assurant, Inc.	15,916	594,144
Chubb Corp.	26,579	2,311,310
Cincinnati Financial Corp.	23,870	978,193
CNA Financial Corp. *	3,134	90,792
Commerce Group, Inc.	3,574	208,436
Conseco, Inc. *	20,553	429,147
Erie Indemnity Co., Class A	4,898	255,382
Fidelity National Financial, Inc.	22,002	860,718
First American Corp.	11,204	466,198
Genworth Financial, Inc., Class A	30,903	994,149
Hartford Financial Services Group, Inc.	40,359	2,948,225
[6]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
HCC Insurance Holdings, Inc.	7,294	$194,385
Jefferson-Pilot Corp.	18,496	919,806
Lincoln National Corp.	23,634	1,172,010
Loews Corp.	20,257	1,776,336
Markel Corp. *	753	244,537
Marsh & McLennan Cos	72,505	2,033,765
MBIA, Inc.	17,282	1,001,838
Mercury General Corp.	3,569	209,607
MetLife, Inc.	56,673	2,775,844
Nationwide Financial Services, Inc., Class A	7,763	299,341
Old Republic International Corp.	24,859	625,701
Philadelphia Consolidated Holding Corp. *	391	30,377
Progressive Corp.	2,380	229,456
Protective Life Corp.	9,472	388,636
Prudential Financial, Inc.	65,677	4,227,628
Reinsurance Group of America, Inc.	4,013	172,198
SAFECO Corp.	17,345	904,368
St. Paul Travelers Companies, Inc.	91,675	3,942,942
StanCorp Financial Group, Inc.	3,808	307,877
Torchmark Corp.	14,168	747,220
TransAtlantic Holdings, Inc.	3,381	196,098
Unitrin, Inc.	3,387	156,378
UnumProvident Corp.	40,519	782,827
W.R. Berkley Corp.	11,963	424,567
Wesco Financial Corp.	193	68,225

		55,725,421

Real Estate 3.2%
AMB Property Corp. REIT	11,437	507,002
American Financial Realty Trust REIT	17,242	244,664
Annaly Mortgage Management, Inc. REIT	16,501	250,815
Apartment Investment & Management Co., Class A REIT	12,965	517,304
Archstone-Smith Trust REIT	27,055	1,090,317
Arden Realty Group, Inc. REIT	9,085	346,593
AvalonBay Communities, Inc. REIT	9,921	833,761
Boston Properties, Inc. REIT	15,069	1,072,159
BRE Properties, Inc. REIT	6,916	286,322
Camden Property Trust REIT	6,340	331,582
CarrAmerica Realty Corp.	7,511	271,072
Catellus Development Corp. REIT	8,792	308,423
CBL & Associates Properties, Inc. REIT	6,034	255,962
CenterPoint Properties Trust REIT	6,037	254,520
Crescent Real Estate Equities Co. REIT	10,557	207,234
Developers Diversified Realty Corp. REIT	14,772	708,908
Duke Realty Corp. REIT	19,520	639,085
Equity Office Properties Trust REIT	55,452	1,846,552
Equity Residential REIT	38,997	1,472,917
Essex Property Trust, Inc.	3,138	275,987
Federal Realty Investment Trust REIT	4,394	272,076
Friedman, Billings, Ramsey Group, Inc., Class A REIT	19,216	224,827
General Growth Properties, Inc. REIT	12,120	546,491
Health Care Property Investors, Inc. REIT	18,276	496,559
Health Care REIT, Inc. REIT	7,277	270,122
Healthcare Realty Trust, Inc.	6,490	251,163
Hospitality Properties Trust REIT	9,756	423,020
[7]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate continued
Host Marriott Corp. REIT	47,957	$838,768
HRPT Properties Trust REIT	27,187	347,994
iStar Financial, Inc. REIT	15,306	634,740
Kimco Realty Corp. REIT	27,020	854,372
Liberty Property Trust REIT	11,843	513,986
Macerich Co.	5,679	369,589
Mack-Cali Realty Corp. REIT	8,376	368,963
New Century Financial Corp. REIT	3,309	142,254
New Plan Excel Realty Trust, Inc. REIT	14,039	336,234
Pan Pacific Retail Properties, Inc. REIT	5,528	366,341
Plum Creek Timber Co., Inc. REIT	25,028	919,779
Prologis REIT	25,398	1,105,067
Public Storage, Inc. REIT	2,418	163,263
Rayonier, Inc. REIT	6,838	370,962
Realty Income Corp. REIT	10,828	258,031
Reckson Associates Realty Corp. REIT	11,107	368,197
Regency Centers Corp. REIT	8,589	500,996
Shurgard Storage Centers, Inc., Class A REIT	6,348	351,679
Simon Property Group, Inc. REIT	14,926	1,135,421
SL Green Realty Corp. REIT	5,175	342,223
Thornburg Mortgage, Inc. REIT	13,690	369,767
Trizec Properties, Inc. REIT	12,544	280,860
United Dominion Realty Trust, Inc. REIT	10,825	256,336
Vornado Realty Trust REIT	15,089	1,297,956
Weingarten Realty Investors REIT	10,845	418,075

		27,117,290

Thrifts & Mortgage Finance 3.1%
Astoria Financial Corp.	13,324	372,139
Capitol Federal Financial	2,986	100,807
Countrywide Financial Corp.	73,405	2,480,355
Downey Financial Corp.	2,812	178,225
Fannie Mae	131,694	6,721,662
Freddie Mac	93,674	5,656,036
Golden West Financial Corp.	20,166	1,229,924
Independence Community Bank Corp.	11,420	390,564
IndyMac Bancorp, Inc.	4,029	160,475
MGIC Investment Corp.	12,841	801,664
New York Community Bancorp, Inc.	36,132	635,201
PMI Group, Inc.	12,724	514,813
Radian Group, Inc.	11,724	600,034
Sovereign Bancorp, Inc.	49,619	1,157,115
Washington Federal, Inc.	11,800	276,474
Washington Mutual, Inc.	118,543	4,929,018
Webster Financial Corp.	7,316	335,951

		26,540,457

HEALTH CARE 7.2%
Biotechnology 0.3%
Applied Biosystems Group - Applera Corp.	26,850	577,275
Biogen Idec, Inc. *	25,743	1,085,067
Charles River Laboratories International, Inc. *	4,835	245,715
Chiron Corp. *	911	33,197
Invitrogen Corp. *	3,376	286,049
Millennium Pharmaceuticals, Inc. *	20,843	208,638

		2,435,941

[8]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 0.3%
Bausch & Lomb, Inc.	852	$64,573
Cooper Companies, Inc.	1,201	82,353
Fisher Scientific International, Inc. *	7,747	499,527
Hillenbrand Industries, Inc.	4,981	247,904
Hospira, Inc. *	11,120	443,021
PerkinElmer, Inc.	8,415	174,190
Thermo Electron Corp. *	13,927	388,563

		1,900,131

Health Care Providers & Services 1.5%
Aetna, Inc.	7,904	629,712
AmerisourceBergen Corp.	14,179	1,058,746
Cardinal Health, Inc.	20,452	1,219,144
Caremark Rx, Inc. *	6,481	302,857
CIGNA Corp.	17,809	2,053,734
Community Health Systems, Inc. *	2,305	84,893
Health Management Associates, Inc.	3,388	82,396
Health Net, Inc., Class A *	6,260	288,649
Humana, Inc. *	5,439	261,942
McKesson Corp.	24,694	1,152,469
Medco Health Solutions, Inc. *	11,577	570,399
Omnicare, Inc.	9,812	515,620
PacifiCare Health Systems, Inc., Class A *	4,849	365,518
Sierra Health Services, Inc. *	582	39,169
Tenet Healthcare Corp. *	54,445	663,140
Triad Hospitals, Inc. *	7,312	352,000
Universal Health Services, Inc., Class B	1,962	100,278
WebMD Corp. *	9,567	104,854
WellChoice, Inc. *	654	46,499
WellPoint, Inc. *	40,093	2,976,905

		12,868,924

Pharmaceuticals 5.1%
Abbott Laboratories	26,373	1,190,213
Bristol-Myers Squibb Co.	158,210	3,871,399
Eli Lilly & Co.	8,945	492,154
King Pharmaceuticals, Inc. *	32,890	483,483
Merck & Co., Inc.	230,516	6,507,467
Mylan Laboratories, Inc.	21,297	391,652
Pfizer, Inc.	1,011,664	25,767,082
Watson Pharmaceuticals, Inc. *	14,990	516,855
Wyeth	91,422	4,186,213

		43,406,518

INDUSTRIALS 6.3%
Aerospace & Defense 1.6%
Alliant Techsystems, Inc. *	1,421	109,318
General Dynamics Corp.	27,263	3,124,067
Honeywell International, Inc.	116,065	4,442,968
L-3 Communications Holdings, Inc.	6,733	551,298
Northrop Grumman Corp.	48,857	2,740,389
Precision Castparts Corp.	5,960	576,213
Raytheon Co.	47,871	1,877,501

		13,421,754

Air Freight & Logistics 0.0%
Ryder System, Inc.	5,559	195,065

[9]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.1%
Southwest Airlines Co.	54,135	$721,078

Building Products 0.1%
Masco Corp.	12,038	369,326
USG Corp.	5,013	315,067

		684,393

Commercial Services & Supplies 1.0%
Adesa, Inc.	12,154	277,111
Allied Waste Industries, Inc. *	19,702	157,222
Avery Dennison Corp.	4,779	255,390
Brink's Co.	2,030	81,565
Cendant Corp.	129,056	2,624,999
Deluxe Corp.	6,876	273,252
Equifax, Inc.	4,469	147,656
Manpower, Inc.	8,984	404,819
Pitney Bowes, Inc.	14,866	642,955
R.R. Donnelley & Sons Co.	29,022	1,084,262
Republic Services, Inc., Class A	18,673	676,523
Steelcase, Inc.	4,784	70,229
Waste Management, Inc.	56,112	1,539,152

		8,235,135

Construction & Engineering 0.0%
Jacobs Engineering Group, Inc. *	1,553	96,907

Electrical Equipment 0.1%
Emerson Electric Co.	9,185	617,967
Hubbell, Inc., Class B	7,852	354,910
Roper Industries, Inc.	1,634	62,942
Thomas & Betts Corp. *	4,490	159,574

		1,195,393

Industrial Conglomerates 1.6%
Alleghany Corp. *	666	198,302
Carlisle Cos	2,042	126,236
General Electric Co.	349,220	11,737,284
Teleflex, Inc.	4,981	342,942
Textron, Inc.	12,305	877,346

		13,282,110

Machinery 0.7%
Cummins, Inc.	2,757	238,398
Deere & Co.	30,119	1,969,180
Dover Corp.	9,147	372,283
Eaton Corp.	14,743	942,373
Harsco Corp.	696	40,820
IDEX Corp.	1,404	61,074
Illinois Tool Works, Inc.	2,258	190,304
ITT Industries, Inc.	1,055	115,122
Paccar, Inc.	3,028	212,202
Pall Corp.	15,477	442,642
Parker Hannifin Corp.	9,256	596,457
Pentair, Inc.	2,185	86,264
SPX Corp.	10,224	465,601
Terex Corp. *	6,721	327,850
Timken Co.	5,376	157,893

		6,218,463

[10]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Marine 0.0%
Alexander & Baldwin, Inc.	5,955	$312,102

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	51,234	2,716,427
CSX Corp. *	29,466	1,294,441
Laidlaw International, Inc.	13,634	337,441
Norfolk Southern Corp.	46,920	1,670,821
Swift Transportation Co., Inc. *	3,174	63,290
Union Pacific Corp.	35,782	2,442,837
Yellow Roadway Corp. *	7,875	368,944

		8,894,201

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	8,558	550,451

INFORMATION TECHNOLOGY 4.5%
Communications Equipment 0.6%
ADC Telecommunications, Inc. *	15,759	329,993
Andrew Corp. *	16,489	190,118
Avaya, Inc. *	18,823	191,994
Comverse Technology, Inc. *	2,878	74,195
Harris Corp.	2,944	113,668
JDS Uniphase Corp. *	93,891	149,287
Juniper Networks, Inc. *	20,242	460,303
Lucent Technologies, Inc. *	602,773	1,856,541
Motorola, Inc.	66,397	1,452,766
Scientific-Atlanta, Inc.	3,069	117,420
Tellabs, Inc. *	60,994	542,237

		5,478,522

Computers & Peripherals 1.9%
Avid Technology, Inc. *	304	11,354
Diebold, Inc.	893	42,864
Hewlett-Packard Co.	393,973	10,936,690
International Business Machines Corp.	33,585	2,707,623
NCR Corp. *	19,113	654,047
SanDisk Corp. *	5,965	231,621
Silicon Storage Technology, Inc *	14,601	539,507
Sun Microsystems, Inc. *	190,005	722,019

		15,845,725

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	10,358	333,113
Arrow Electronics, Inc. *	16,011	477,448
Avnet, Inc. *	13,662	342,233
AVX Corp.	5,485	72,896
Ingram Micro, Inc., Class A *	8,697	152,285
Mettler-Toledo International, Inc. *	1,366	68,846
Molex, Inc.	9,453	252,962
Sanmina-SCI Corp. *	35,611	180,548
Solectron Corp. *	68,256	279,850
Symbol Technologies, Inc.	4,955	45,487
Tech Data Corp. *	5,586	204,503
Tektronix, Inc.	9,104	230,058
Vishay Intertechnology, Inc. *	22,730	293,217

		2,933,446

[11]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 0.5%
Affiliated Computer Services, Inc., Class A *	5,829	$302,817
BISYS Group, Inc. *	9,418	140,611
Ceridian Corp. *	10,573	214,632
CheckFree Corp. *	1,670	61,439
Computer Sciences Corp. *	26,001	1,158,345
Convergys Corp. *	19,351	275,171
Electronic Data Systems Corp.	54,361	1,217,686
Hewitt Associates, Inc. *	2,244	65,076
Sabre Holdings Corp., Class A	17,839	342,152
Unisys Corp. *	46,103	306,585

		4,084,514

Office Electronics 0.2%
Xerox Corp. *	130,372	1,748,289

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	25,525	530,154
Freescale Semiconductor, Inc., Class B *	47,890	1,153,191
International Rectifier Corp. *	1,886	90,717
Intersil Corp., Class A	10,837	227,577
LSI Logic Corp. *	33,241	320,443
Micron Technology, Inc. *	39,454	469,897
Novellus Systems, Inc. *	8,724	233,891
Teradyne, Inc. *	8,125	136,500

		3,162,370

Software 0.6%
BEA Systems, Inc. *	45,142	398,152
BMC Software, Inc. *	17,000	340,000
Cadence Design Systems, Inc. *	20,264	324,427
Computer Associates International, Inc.	17,518	472,285
Compuware Corp. *	29,091	263,564
Fair Isaac Corp.	2,249	91,917
Novell, Inc. *	51,563	339,285
Reynolds & Reynolds Co., Class A	7,656	218,502
Siebel Systems, Inc. *	61,934	510,956
Sybase, Inc. *	12,206	272,560
Symantec Corp. *	53,813	1,128,997
Synopsys, Inc. *	16,469	312,911
Take-Two Interactive Software, Inc. *	1,338	31,844

		4,705,400

MATERIALS 4.1%
Chemicals 1.8%
Air Products & Chemicals, Inc.	27,983	1,550,258
Airgas, Inc.	8,033	225,968
Albemarle Corp.	4,974	180,606
Ashland, Inc.	8,854	538,235
Cabot Corp.	7,965	262,845
Celanese Corp., Ser. A *	6,795	125,232
Chemtura Corp.	20,150	345,774
Cytec Industries., Inc.	5,466	260,182
Dow Chemical Co.	7,324	316,397
E.I. DuPont de Nemours & Co.	112,891	4,467,097
Eastman Chemical Co.	10,933	524,456
Engelhard Corp.	16,412	466,921
FMC Corp. *	5,104	290,724
[12]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Huntsman Corp. *	8,216	$154,789
Lubrizol Corp.	9,222	381,330
Lyondell Chemical Co.	27,117	699,618
Monsanto Co.	7,845	500,825
Mosaic Co.	17,532	283,142
PPG Industries, Inc.	23,357	1,471,024
Praxair, Inc.	5,502	265,747
Rohm & Haas Co.	20,264	879,660
RPM International, Inc.	15,989	302,991
Scotts Miracle-Gro Co., Class A *	2,607	213,722
Sigma-Aldrich Corp.	8,499	530,338
Valhi, Inc.	1,261	22,118
Valspar Corp.	6,923	334,450

		15,594,449

Construction Materials 0.1%
Lafarge North America, Inc.	4,648	320,479
Martin Marietta Materials, Inc.	1,072	77,527
Vulcan Materials Co.	4,682	336,402

		734,408

Containers & Packaging 0.5%
AptarGroup, Inc.	4,829	240,146
Ball Corp.	12,876	482,979
Bemis Co., Inc.	14,580	381,267
Owens-Illinois, Inc. *	20,705	534,189
Packaging Corporation of America	8,434	176,777
Pactiv Corp. *	18,091	351,146
Sealed Air Corp. *	7,414	376,260
Smurfit-Stone Container Corp. *	34,539	381,311
Sonoco Products Co.	13,500	383,805
Temple-Inland, Inc.	15,228	586,126

		3,894,006

Metals & Mining 0.9%
Alcoa, Inc.	118,665	3,179,035
Newmont Mining Corp.	56,094	2,220,201
NuCor Corp.	21,797	1,231,095
Phelps Dodge Corp.	6,130	659,159
United States Steel Corp.	15,536	651,269

		7,940,759

Paper & Forest Products 0.8%
Georgia-Pacific Corp.	35,394	1,135,793
International Paper Co.	66,737	2,058,836
Louisiana-Pacific Corp.	15,083	381,449
MeadWestvaco Corp.	27,907	808,466
Weyerhaeuser Co.	33,033	2,147,806

		6,532,350

TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 4.2%
AT&T Corp.	108,984	2,144,805
BellSouth Corp.	249,131	6,549,654
CenturyTel, Inc.	17,863	641,282
Citizens Communications Co.	46,342	632,105
MCI, Inc.	38,278	981,448
[13]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
PanAmSat Holding Corp.	3,960	$95,119
Qwest Communications International, Inc. *	205,258	800,506
SBC Communications, Inc.	449,427	10,822,202
Telewest Global, Inc. *	33,346	740,281
Verizon Communications, Inc.	376,505	12,315,479

		35,722,881

Wireless Telecommunication Services 1.4%
Alltel Corp.	41,177	2,552,562
American Tower Corp., Class A *	3,358	80,055
Crown Castle International Corp. *	10,492	259,782
Sprint Nextel Corp.	312,920	8,114,016
Telephone & Data Systems, Inc.	13,024	532,030
U.S. Cellular Corp. *	1,446	79,356

		11,617,801

UTILITIES 7.0%
Electric Utilities 3.2%
Allegheny Energy, Inc. *	22,115	666,988
American Electric Power Co., Inc.	52,250	1,942,655
Cinergy Corp.	26,985	1,188,419
DPL, Inc.	17,212	464,552
Edison International	44,330	1,996,180
Entergy Corp.	28,845	2,160,779
Exelon Corp.	90,958	4,901,727
FirstEnergy Corp.	44,878	2,290,124
FPL Group, Inc.	53,453	2,303,290
Great Plains Energy, Inc.	10,147	315,470
Hawaiian Electric Industries, Inc.	10,994	291,451
Northeast Utilities	17,606	350,712
Pepco Holdings, Inc.	25,687	586,691
Pinnacle West Capital Corp.	13,382	601,253
PPL Corp.	51,636	1,650,287
Progress Energy, Inc.	33,836	1,474,911
Reliant Energy, Inc. *	40,943	511,788
Southern Co.	101,273	3,483,791
Westar Energy, Inc.	11,786	283,100

		27,464,168

Gas Utilities 0.4%
AGL Resource, Inc.	10,492	391,876
Atmos Energy Corp.	10,877	321,850
Energen Corp.	9,970	382,050
Equitable Resources, Inc.	820	61,828
National Fuel Gas Co.	11,368	342,291
ONEOK, Inc.	13,876	471,784
Piedmont Natural Gas Co.	10,433	256,234
Questar Corp.	8,783	685,250
Southern Union Co. *	13,019	320,527
UGI Corp.	14,112	390,197

		3,623,887

Independent Power Producers & Energy Traders 0.7%
Constellation Energy Group, Inc.	24,155	1,419,106
Duke Energy Corp.	126,090	3,655,349
Dynegy, Inc., Class A *	38,731	168,867
NRG Energy, Inc. *	11,844	473,997

		5,717,319

[14]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 2.6%
Alliant Energy Corp.	15,813	$475,181
Ameren Corp.	26,656	1,464,214
CenterPoint Energy, Inc.	42,048	597,502
CMS Energy Corp. *	29,768	479,265
Consolidated Edison, Inc.	33,077	1,551,642
Dominion Resources, Inc. (Virginia)	46,329	3,543,242
DTE Energy Co.	23,699	1,084,703
Energy East Corp.	20,040	525,449
Keyspan Corp.	21,989	839,320
MDU Resources Group, Inc.	16,112	518,484
NiSource, Inc.	36,988	892,890
NSTAR	14,517	429,123
OGE Energy Corp.	12,272	356,256
PG&E Corp.	50,355	1,889,320
PNM Resources, Inc.	8,761	259,150
Public Service Enterprise Group, Inc.	32,481	2,096,649
Puget Energy, Inc.	13,613	309,968
SCANA Corp.	15,444	654,671
Sempra Energy	32,555	1,459,115
TECO Energy, Inc.	28,162	490,300
Vectren Corp.	10,352	289,856
Wisconsin Energy Corp.	15,917	623,469
WPS Resources Corp.	5,146	296,615
Xcel Energy, Inc.	54,732	1,053,044

		22,179,428

Water Utilities 0.1%
Aqua America, Inc.	11,666	399,677

Total Common Stocks (cost $651,459,013)		836,747,546

EXCHANGE TRADED FUND 1.1%
iShares Russell 1000 Value Index Fund (cost $9,119,700)	138,466	9,465,536

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø (cost $840,838)	840,838	840,838

Total Investments (cost $661,419,551) 99.9%		847,053,920
Other Assets and Liabilities 0.1%		714,712

Net Assets 100.0%		$847,768,632

*	Non-income producing security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $7,471,798 at August 31, 2005. The Fund earned $109,390 of income from Wachovia Corporation for the period from June 1, 2005 to August 31, 2005.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $661,345,956. The gross unrealized appreciation and depreciation on securities based on tax cost was $202,469,742 and $16,761,778, respectively, with a net unrealized appreciation of $185,707,964.

[15]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 28, 2005

By: /s/ Jeremy DePalma —————————————— Jeremy DePalma Principal Financial Officer Date: October 28, 2005